As filed with the Securities and Exchange Commission on September 30, 2011

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

SUNAMERICA SPECIALTY SERIES

(Exact Name of Registrant as Specified in the Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Gregory N. Bressler, Esq.

Senior Vice President & General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of common stock, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective October 31, 2011, pursuant to Rule 488 under the Securities Act of 1933.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

[            ], 2011

Dear Shareholder:

You are cordially invited to attend a joint special shareholders meeting (the “Special Meeting”) of the SunAmerica Focused Alpha Growth Fund, Inc. (“FGF” or a “Target Fund”) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (“FGI” or a “Target Fund”), to be held on Monday, December 19, 2011 at 10:00 a.m. Before the Special Meeting, we would like to provide you with additional background information and ask for your vote on an important proposal affecting each Target Fund.

We are asking for your vote to approve the proposed reorganization of each of FGF and FGI into the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund, respectively (each, an “Acquiring Fund”). Each Acquiring Fund is a newly formed series of SunAmerica Specialty Series (the “Trust”), an open-end investment company organized as a Delaware statutory trust. In each reorganization, your shares of the applicable Target Fund would, in effect, be exchanged for Class A shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value, (not the market value), of your shares of the Target Fund. It is currently anticipated that the reorganizations will be effected on a tax-free basis for federal income tax purposes.

FGF and FGI are closed-end registered investment companies organized as corporations under the laws of the State of Maryland. Each Acquiring Fund was established for the purpose of effecting the corresponding Target Fund’s reorganization, and has an identical investment goal and substantially similar investment strategies and restrictions to those of FGF and FGI, respectively. As such, each Acquiring Fund will carry on the business of the respective Target Fund and inherit its performance and financial records.

The reorganizations are being proposed because the Board of Directors of each of FGF and FGI has unanimously determined that it is in the best interests of FGF and FGI and their shareholders to effect the open-ending of each of FGF and FGI. Following consultation with SunAmerica Asset Management Corp. (“SAAMCo”), the investment adviser to FGF and FGI, each Board determined to accomplish the open-ending by reorganizing each Target Fund into the respective Acquiring Fund. The reorganizations will allow shareholders to achieve liquidity for their shares at net asset value and will also allow them to continue to invest in funds that are managed according to identical investment goals and substantially similar investment strategies and restrictions.

If approved by the shareholders of the respective Target Fund, it is expected that the proposed reorganizations will take effect in January 2012. Included in this booklet is information about the upcoming Special Meeting:

•	A Notice of a Joint Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and

•

The Combined Prospectus/Proxy Statement, which provides detailed information on each Acquiring Fund, the specific proposal being considered at the Special Meeting with respect to each Target Fund, and why the proposal is being made.

We encourage you to review the enclosed materials carefully. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote in one of the following ways:

•	By calling us toll-free at the telephone number listed on the enclosed proxy card;

•	By internet at the website address listed on the enclosed proxy card;

•	By returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

As always, we appreciate your support.

Sincerely,

/s/ John T. Genoy
John T. Genoy
President

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed proxy card, date and sign it, and return it in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” a reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issues to be voted on.

Q: Why is a shareholder meeting being held?

A: If you are a shareholder of SunAmerica Focused Alpha Growth Fund, Inc. (“FGF” or a “Target Fund”), you are being asked to approve an agreement and plan of reorganization (a “Reorganization Agreement”) between FGF, a Maryland corporation, and SunAmerica Specialty Series, a Delaware statutory trust (the “Trust”), on behalf of the SunAmerica Focused Alpha Growth Fund (an “Acquiring Fund”). If you are a shareholder of SunAmerica Focused Alpha Large-Cap Fund, Inc. (“FGI” or a “Target Fund”), you are being asked to approve a Reorganization Agreement between FGI, a Maryland corporation, and the Trust, on behalf of SunAmerica Focused Alpha Large-Cap Fund (an “Acquiring Fund”). The Acquiring Funds and the Target Funds will be collectively referred to as the “Funds” and each, a “Fund.” The investment goal of each Target Fund and its corresponding Acquiring Fund are identical in that each Fund seeks growth of capital. Each Target Fund and corresponding Acquiring Fund also have substantially similar investment strategies and restrictions. If a proposed reorganization (each, a “Reorganization,” and together, the “Reorganizations”) is approved and completed, an account at the corresponding Acquiring Fund will be set up in your name, and you will become a shareholder of such Acquiring Fund. The corresponding Target Fund will then be dissolved. Please refer to the enclosed Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of each Acquiring Fund.

Q: How does the Board of Directors suggest that I vote?

A: After careful consideration, the members of the Board of Directors (the “Board”) of each Target Fund have unanimously determined that each proposed Reorganization is in the best interests of such Target Fund and that the interests of existing shareholders of the Target Funds will not be diluted as a result of the Reorganizations and therefor recommends that you cast your vote “For” the proposed Reorganization. In particular, the Board has determined, among other things, that the Reorganizations may benefit shareholders of the Target Funds by allowing shareholders to achieve liquidity for their shares at net asset value, while allowing them to remain invested in the Acquiring Funds, which have identical investment goals and substantially similar investment strategies and restrictions as the respective Target Funds. Please refer to the enclosed Combined Prospectus/Proxy Statement for a detailed discussion of the factors that the Boards considered when approving the Reorganizations.

Q: How will the Reorganization affect me?

A: If shareholders of a Target Fund approve the proposed Reorganization of that Target Fund, all of the assets and liabilities of the Target Fund will be transferred to the corresponding Acquiring Fund on the closing date (as set forth in each Reorganization Agreement), each Target Fund will cease operations and dissolve under Maryland law, and you will no longer be a shareholder of the Target Fund. Upon consummation of the Reorganization, you will become a shareholder of the respective Acquiring Fund, an account will be set up in your name at the Acquiring Fund and you will receive Class A shares with an aggregate net asset value equal to the aggregate net asset value (not the market value) of the common stock in the Target Fund you owned immediately prior to the Reorganization.

Q: Will I own the same number of shares of an Acquiring Fund as I currently own of a Target Fund?

A: Yes. You will receive shares of an Acquiring Fund, in an amount equal to and with the same aggregate net asset value as the shares of the corresponding Target Fund you owned prior to the Reorganization.

Q: What is the difference between a closed-end and an open-end fund?

A: Closed-end funds, like the Target Funds, do not redeem their outstanding shares or generally engage in the continuous sale of new shares, and their shares are typically traded on a securities exchange. Thus, investors who want to buy or sell closed-end fund shares generally must do so through a broker-dealer and pay or receive the prevailing market price per share (plus or minus any applicable commissions). The market price may be more (a premium) or less (a discount) than the net asset value per share of the closed-end fund. Each Target Fund has generally traded at a discount since its inception.

Open-end funds, like the Acquiring Funds, continuously issue shares that can generally be redeemed or sold back to the fund at the fund’s net asset value per share (less any applicable contingent deferred sales charge or redemption fee). Moreover, open-end funds are not typically traded on a securities exchange and therefore issue new shares at the fund’s offering price, which is the net asset value per share plus any applicable sales charge. Since open-end funds must be ready to redeem their shares on a daily basis, open-end funds may hold more cash reserves than closed-end funds, which may affect performance.

Q: Do the Funds have similar investment goals and strategies?

A: Each Target Fund and its corresponding Acquiring Fund have identical investment goals and substantially similar investment strategies and restrictions. In particular, and as described more fully in the Combined Prospectus/Proxy Statement, each Target Fund and its corresponding Acquiring Fund are similarly structured as non-diversified funds that generally invest in up to 40 securities; are sub-advised by two investment advisers that each manage a portion of each Fund; and allocate portfolio assets in a similar manner (i.e., the allocation of portfolio assets to the large-cap and mid- and small-cap portions of FGF and the growth and value portions of FGI are identical to the corresponding allocated portions of the corresponding Acquiring Funds, respectively). The differences between the Target Funds and Acquiring Funds include the fact that, while the Funds will invest primarily in U.S. markets, each Target Fund may not invest more than 20% of its assets in foreign securities, including equity securities of companies in emerging markets, whereas each Acquiring Fund is not subject to this 20% limit. Further, unlike the Acquiring Funds, the Target Funds, as closed-end funds, may utilize leverage and issue senior securities (i.e., debt securities or preferred stock), and may invest in illiquid securities in excess of 15% of net assets (although the Target Funds have generally not invested in illiquid securities). For additional information regarding each Target Fund and the corresponding Acquiring Fund, please refer to the enclosed Combined Prospectus/Proxy Statement.

Q: Who will advise the Acquiring Funds once the Reorganization is completed?

A: Each Target Fund is advised by SunAmerica Asset Management Corp. (“SAAMCo”) and subadvised by Marsico Capital Management LLC (“Marsico”) and BAMCO, Inc. (in the case of FGF); and Marsico and BlackRock Investment Management, LLC (in the case of FGI). Following the consummation of the Reorganization, each Acquiring Fund will be advised by SAAMCo and the same subadvisers as the corresponding Target Fund.

Q: Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A: No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization. A redemption fee of 1.00% will apply to Class A shares acquired in each Reorganization that are redeemed within 90 days of the closing of such Reorganization. Redemption fees are paid to each Acquiring Fund, as applicable, to deter short-term trading, offset costs, and protect long-term shareholders.

Q: How do operating expenses anticipated to be paid by the Acquiring Funds compare to those paid by the Target Funds?

A: Following the Reorganization, you will pay the same advisory fee rate to SAAMCo as a shareholder of an Acquiring Fund as you currently pay as a shareholder of a Target Fund. The Acquiring Funds, however, as open-end funds, are subject to a different expense structure than the Target Funds and, as a result, the Acquiring Funds are expected to have higher total fund operating expenses than the corresponding Target Funds. As discussed more fully in the Combined Prospectus/Proxy Statement, the higher expenses are primarily the result of the distribution and/or service (12b-1) fees paid by each Acquiring Fund, a fee borne by many open-end funds but not by closed-end funds.

Q: What will I have to do to open an account with an Acquiring Fund? What happens to my account if a Reorganization is approved?

A: If a Reorganization is approved, an account will be set up in your name and you will receive Class A shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value (not the market value) of the common stock in the Target Fund you owned immediately prior to the Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganization. If you currently hold certificates representing your shares of a Target Fund, it is not necessary to surrender such certificates.

Q: What happens if a Reorganization is not approved?

A: If a Reorganization is not approved by shareholders of a Target Fund, the Board of the applicable Target Fund may consider other alternatives. Shareholder approval of one Reorganization is not contingent upon shareholder approval of the other Reorganization.

Q: Will I have to pay any federal taxes as a result of the Reorganization?

A: Each Reorganization is currently expected to qualify as a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended. Generally, if a Reorganization so qualifies, a Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of a corresponding Acquiring Fund and the assumption of its liabilities by the Acquiring Fund, or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of an Acquiring Fund in connection with a Reorganization.

Q: Who will pay for the Reorganization?

A: Each Target Fund will pay its pro rata share of expenses incurred in connection with the preparation of the Combined Prospectus/Proxy Statement, including all direct and indirect expenses (except for brokerage costs that are borne separately by each Target Fund) and out-of-pocket costs.

Q: How do I vote my proxy?

A: You may cast your vote by mail, telephone or internet or in person at the special shareholders meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the enclosed form and follow the instructions. Your vote by mail, telephone or internet will be an authorization of a proxy to cast your votes at the special shareholders meeting.

Q: When will the Reorganization occur?

A: If approved by shareholders, each Reorganization is expected to occur in January 2012. A Reorganization will not take place if the Reorganization is not approved by a Target Fund’s shareholders.

Q: Whom do I contact for further information?

A: You may call [            ], our proxy solicitation firm, at the telephone number listed on the enclosed proxy card.

Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON DECEMBER 19, 2011

To the Shareholders of the SunAmerica Focused Alpha Growth Fund, Inc. and SunAmerica Focused Alpha Large-Cap Fund, Inc.:

This is to notify you that a joint Special Meeting of Shareholders (the “Special Meeting”) of the SunAmerica Focused Alpha Growth Fund, Inc. and SunAmerica Focused Alpha Large-Cap Fund, Inc., each a Maryland corporation, will be held on Monday, December 19, 2011 at 10:00 a.m., Eastern time, at the offices of SunAmerica Asset Management Corp., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311 for the following purposes:

1. (a) For shareholders of SunAmerica Focused Alpha Growth Fund, Inc. (“FGF” or a “Target Fund”) to approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of FGF to the SunAmerica Focused Alpha Growth Fund (the “FGF Acquiring Fund” or an “Acquiring Fund”), in exchange for the FGF Acquiring Fund’s Class A shares, having an aggregate net asset value equal to the value of FGF’s assets, (ii) the assumption by the FGF Acquiring Fund of all of FGF’s liabilities, (iii) the distribution of such Class A shares to the shareholders of FGF in complete liquidation of FGF, and (iv) the dissolution of FGF under Maryland law (the “FGF Reorganization”); and

(b) For shareholders of SunAmerica Focused Alpha Large-Cap Fund, Inc. (“FGI” or a “Target Fund”) to approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of FGI to the SunAmerica Focused Alpha Large-Cap Fund (the “FGI Acquiring Fund” or an “Acquiring Fund”) in exchange for the FGI Acquiring Fund’s Class A shares, having an aggregate net asset value equal to the value of FGI’s assets, (ii) the assumption by the FGI Acquiring Fund of all of FGI’s liabilities, (iii) the distribution of such Class A shares to the shareholders of FGI in complete liquidation of FGI, and (iv) the dissolution of FGI under Maryland law (the “FGI Reorganization”); and

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Board of Directors of each Target Fund has fixed the close of business on October 11, 2011 as the record date for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any postponements or adjournments thereof.

The Acquiring Funds and the Target Funds will be collectively referred to as the “Funds” and each, a “Fund.”

It is very important that your vote be received prior to the Special Meeting date. Voting instructions for shares held of record in the name of a nominee, such as a broker-dealer or director of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

Your vote is important regardless of the size of your holdings in a Target Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the internet; please see pages [ ] of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements – Manner of Voting” for more information.

By Order of the Board of Directors,

/s/ Gregory N. Bressler
Gregory N. Bressler
Secretary

Jersey City, New Jersey

[            ], 2011

SUBJECT TO COMPLETION, DATED SEPTEMBER 30, 2011

COMBINED PROSPECTUS/PROXY STATEMENT

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

SUNAMERICA SPECIALTY SERIES

SunAmerica Focused Alpha Growth Fund

SunAmerica Focused Alpha Large-Cap Fund

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of SunAmerica Focused Alpha Growth Fund, Inc. (“FGF” or a “Target Fund”) and/or SunAmerica Focused Alpha Large-Cap Fund, Inc. (“FGI” or a “Target Fund”), each a Maryland corporation. A joint special meeting of shareholders (the “Special Meeting”) will be held at the offices of SunAmerica Asset Management Corp. (“SAAMCo”), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, on Monday, December 19, 2011 at 10:00 a.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of FGF and FGI at the close of business on October 11, 2011 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Joint Special Meeting of Shareholders were first sent or given to shareholders of FGF and FGI, on or about [            ], 2011. Whether or not you expect to attend the Special Meeting or any adjournment or postponement thereof, the Board of Directors of each Target Fund (the “Board of Directors” or “Board”) requests that shareholders vote their shares by completing and returning the enclosed proxy card.

The purposes of the Special Meeting are:

1. (a) For shareholders of FGF to approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of FGF to the SunAmerica Focused Alpha Growth Fund (the “FGF Acquiring Fund” or an “Acquiring Fund”), in exchange for the FGF Acquiring Fund’s Class A shares, having an aggregate net asset value equal to the value of FGF’s assets, (ii) the assumption by the FGF Acquiring Fund of all of FGF’s liabilities, (iii) the distribution of such Class A shares to the shareholders of FGF in complete liquidation of FGF, and (iv) the dissolution of FGF under Maryland law (the “FGF Reorganization”); and

(b) For shareholders of FGI to approve an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of FGI to the SunAmerica Focused Alpha Large-Cap Fund (the “FGI Acquiring Fund” or an “Acquiring Fund”) in exchange for the FGI Acquiring Fund’s Class A shares, having an aggregate net asset value equal to the value of FGI’s assets, (ii) the assumption by the FGI Acquiring Fund of all of FGI’s liabilities, (iii) the distribution of such Class A shares to the shareholders of FGI in complete liquidation of FGI, and (iv) the dissolution of FGI under Maryland law (the “FGI Reorganization”); and

2. To transact such other business as may properly be presented at the Special Meeting or any postponement or adjournment thereof.

The Acquiring Funds and the Target Funds will be collectively referred to as the “Funds” and each, a “Fund.”

The members of the Board of Directors of each Target Fund and the members of the Board of Trustees of SunAmerica Specialty Series (the “Trust”), on behalf of the corresponding Acquiring Funds, have unanimously approved the Reorganizations. The investment goals of each Target Fund and the corresponding Acquiring Fund are identical. Each Target Fund and corresponding Acquiring Fund seeks growth of capital and employs substantially similar investment strategies to achieve its investment goal. For more information on each Fund’s investment strategies, see “Summary – Investment Goals and Principal Investment Strategies” below.

If approved by each Target Fund’s shareholders, voting separately, each Agreement and Plan of Reorganization provides for the acquisition by the respective Acquiring Fund of all of the assets, and assumption of all of the liabilities, of the respective Target Fund, solely in exchange for an equal aggregate net asset value of newly issued Class A shares of such Acquiring Fund (“Corresponding Shares”). Immediately thereafter, and as part of the respective Reorganizations, each Target Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization.

You will receive Corresponding Shares of an Acquiring Fund in an amount equal to the aggregate net asset value (not the market value) of shares of Target Fund common stock you held immediately prior to the respective Reorganization.

The Acquiring Funds following the Reorganizations are sometimes referred to herein collectively as the “Combined Funds” and individually, as a “Combined Fund.”

This Combined Prospectus/Proxy Statement sets forth concisely the information that shareholders of each Target Fund should know before voting on a Reorganization and constitutes an offering of Class A shares of each Acquiring Fund only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (the “SEC” or the “Commission”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information dated [ ], 2011 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;

•

the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund Statement of Additional Information for Class A, Class C and Class W shares (the “Acquiring Funds’ SAI”) dated [            ], 2011;

•

the financial statements, financial highlights and related report of the independent registered public accounting firm for FGF included in the Annual Report to Shareholders for the fiscal year ended December 31, 2010, and the unaudited Semi-Annual Report to Shareholders for the six-month period ended June 30, 2011; and

•

the financial statements, financial highlights and related report of the independent registered public accounting firm for FGI included in the Annual Report to Shareholders for the fiscal year ended December 31, 2010, and the unaudited Semi-Annual Report to Shareholders for the six-month period ended June 30, 2011.

In addition, the following document has been filed with the SEC and is incorporated by reference into (legally considered to be part of) and also accompany this Combined Prospectus/Proxy Statement:

•	the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund Prospectus for Class A, Class C and Class W shares (the “Acquiring Funds’ Prospectus”) dated [ ], 2011.

Like shares of the Target Funds, shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested.

Except as otherwise described herein, the policies and procedures set forth under “Shareholder Account Information” in the Acquiring Funds’ Prospectus will apply to the Class A shares to be issued by each Acquiring Fund in connection with the Reorganizations. These documents are on file with the SEC. Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials and charter documents, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing each of the Funds at the following address:

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(800) 858-8850

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” The Reorganization SAI may also be obtained without charge at www.sunamericafunds.com.

You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.

By Phone:	(800) SEC-0330

By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

The shares of common stock of each Target Fund are listed on the New York Stock Exchange (the “NYSE”) under the following ticker symbols:

Fund	Ticker
SunAmerica Focused Alpha Growth Fund, Inc.	FGF
SunAmerica Focused Alpha Large-Cap Fund, Inc.	FGI

Reports, proxy statements and other information concerning each Target Fund may be inspected at the offices of the NYSE, 11 Wall Street, New York, New York 10005.

No business other than that discussed above may be presented for consideration at the Special Meeting. If any procedural matter relating to a proposal is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their discretion.

This Combined Prospectus/Proxy Statement serves as the prospectus of the Acquiring Funds in connection with the issuance of the Acquiring Funds’ Class A shares in the Reorganization. No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is [    ], 2011.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

You are being asked by the Board of Directors of each Target Fund to approve the reorganization of your fund, with and into the corresponding Acquiring Fund. If shareholders of the Target Funds, voting separately, approve a respective Reorganization, all of the assets and liabilities of each Target Fund will be transferred to the corresponding Acquiring Fund on the closing date (as such term is defined in the Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix A) (the “Closing Date”) of the Reorganizations. At such time, each Target Fund will cease operations and dissolve under Maryland law, and you will no longer be a shareholder of the Target Fund. Upon consummation of the Reorganization, you will become a shareholder of the respective Acquiring Fund, an account will be set up in your name at the Acquiring Fund and you will receive Class A shares with an aggregate net asset value equal to the aggregate net asset value (not the market value) of the common stock in the Target Fund you owned immediately prior to the Reorganization. The shares you receive will be issued at net asset value (“NAV”) without a sales charge and will not be subject to any contingent deferred sales charge (“CDSC”). Each Acquiring Fund was established for the purpose of effecting a Reorganization, and each Acquiring Fund will carry on the business of the corresponding Target Fund and inherit its performance and financial records.

Each Target Fund is a closed-end investment company registered with the SEC. Each Target Fund is organized as a corporation under the laws of the State of Maryland. Each Acquiring Fund is a separate series of the Trust, which is an open-end investment company registered with the SEC and is organized as a statutory trust under the laws of the State of Delaware. The investment goals of each Target Fund and its corresponding Acquiring Fund are identical. Each Fund seeks growth of capital. Each Acquiring Fund also has substantially similar investment strategies and restrictions to those of the respective Target Fund. In particular, each Target Fund and corresponding Acquiring Fund are similarly structured as non-diversified funds that generally invest in up to 40 securities; are sub-advised by two investment advisers that each manage a portion of each Fund; and allocate portfolio assets in a similar manner (i.e., the method of allocation of portfolio assets to the large-cap and mid- and small-cap portions of FGF and the growth and value portions of FGI are identical to the corresponding allocated portions of the corresponding Acquiring Funds, respectively). The differences between the Target Funds and Acquiring Funds include the fact that, while the Funds will invest primarily in U.S. markets, each Target Fund may not invest more than 20% of its assets in foreign securities, including equity securities of companies in emerging markets, whereas each Acquiring Fund is not subject to this 20% limit. Further, unlike the Acquiring Funds, the Target Funds, as closed-end funds, may utilize leverage and issue senior securities, and may invest in illiquid securities in excess of 15% of net assets (although the Target Funds have generally not invested in illiquid securities).

Each Acquiring Fund is sometimes referred to in this Combined Prospectus/Proxy Statement as an “FGF Acquiring Fund” or “FGI Acquiring Fund.”

SunAmerica Asset Management Corp. (“SAAMCo”) serves as the investment adviser of each of the Funds. FGF and the FGF Acquiring Fund are both subadvised by Marsico Capital Management, LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”); and FGI and the FGI Acquiring Fund are both subadvised by Marsico and BlackRock Investment Management, LLC (“BlackRock”).

Each Target Fund offers one class of shares (common stock) which is listed on the NYSE under the symbol “FGF” (in the case of FGF) and “FGI” (in the case of FGI). Although the NAV per share of shares of each Target Fund is calculated daily, the daily trading price of the shares is determined by market factors. Shares of each Target Fund may therefore trade at a premium or discount to its NAV.

The Proposed Reorganizations

The members of the Boards of Directors of each Target Fund, a majority of whom are not “interested persons” (as defined in the 1940 Act) (the “Independent Directors”), and the members of the Board of Trustees of the Trust, a majority of whom are not “interested persons” (the “Independent Trustees”), have unanimously approved the respective Reorganizations, on behalf of each Target Fund and the corresponding Acquiring Fund, respectively. Subject to approval by the shareholders of each Target Fund, each Reorganization provides for:

•	the transfer of all of the assets of a Target Fund to the corresponding Acquiring Fund;

•

the assumption by the Acquiring Fund of all liabilities of the corresponding Target Fund in exchange for the Acquiring Fund’s Class A shares having an aggregate NAV equal to the aggregate NAV of the Target Fund’s assets as of the Closing Date;

•	the pro rata distribution of such Class A shares to the corresponding Target Fund’s shareholders in complete liquidation of the applicable Target Fund;

•	the dissolution of the applicable Target Fund under Maryland law.

As a condition of each Reorganization, each Target Fund and Acquiring Fund will receive an opinion of counsel that the respective Reorganization will qualify as a tax-free reorganization for purposes of U.S. federal income tax. This means that no gain or loss will be recognized by a Target Fund’s shareholders for federal income tax purposes as a result of the exchange of their shares for shares of the corresponding Acquiring Fund, and generally each Target Fund will not recognize gain or loss for such purposes.

Background and Reasons for the Proposed Reorganizations

Shares of each Target Fund have generally traded at a discount to its NAV since each Fund’s inception. If consummated, the Reorganizations will give shareholders the opportunity to capture the value of any discount between the market price and NAV of their shares as of the Closing Date, because Target Fund shareholders will become holders of Class A shares of the corresponding Acquiring Fund with the same aggregate NAV as their shares of the Target Fund. If a Target Fund’s shares are trading at a premium to NAV at the time of a Reorganization, shareholders will not be able to realize the value of that premium.

At a meeting held on May 17, 2011, the Board of each Target Fund considered several alternatives to reduce the trading discount. At that time, each Board determined that, after considering the recommendations of management and all of the surrounding circumstances, it would be in the best interests of shareholders for each Target Fund to be converted into an open-end fund. Thereafter, each Board announced the open-ending of FGF and FGI and that it would consider the best manner in which to accomplish such open-ending at a later time. At a meeting held on July 27, 2011, each Board considered several options to effectuate the conversion of each Target Fund into an open-end fund and voted to recommend that shareholders of each Target Fund approve a proposal to reorganize each Target Fund with and into the corresponding Acquiring Fund, each an open-end fund. SAAMCo is the investment adviser to the Funds and the subadvisers of each Target Fund are the subadvisers of each corresponding Acquiring Fund. Each Target Fund and corresponding Acquiring Fund have an identical investment goal and substantially similar investment strategies and restrictions and have common portfolio managers. The proposed Reorganizations were also approved by the Board of Trustees of the Trust at its meeting on July 27, 2011.

The Boards reviewed and discussed with SAAMCo and the independent legal counsel to the Independent Directors, the materials provided by SAAMCo relevant to the proposed Reorganizations. Among other things, information with respect to each Fund’s respective investment goal and investment strategies and restrictions, management fees, redemption fees, distribution fees, other operating expenses, and historical performance, as applicable, was provided to and considered by the Boards.

The Boards considered several options for open-ending the Target Funds, including whether to: (i) seek shareholder approval to convert each Target Fund to a stand-alone open-end fund; (ii) seek shareholder approval to reorganize and merge both the Target Funds into a single series of an open-end fund; and (iii) seek shareholder approval to reorganize each Target Fund into a newly created open-end fund (as reflected in the Reorganizations).

Based on the considerations discussed above and the reasons more fully described under “Reasons for the Reorganizations” (beginning on page [    ] below), together with other factors and information considered relevant, the Boards concluded that the Reorganization would be in the best interests of shareholders of each Target Fund, and that the interests of the existing shareholders of each Target Fund will not be diluted as a result of the respective Reorganization. The approval determinations were made on the basis of each Director’s judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by each Board of Directors with regard to each Reorganization include, but are not limited to, the following:

•

The fact that the Reorganizations would achieve the conversion of the Target Funds into an open-end structure and would allow shareholders to purchase, exchange, or redeem shares of each Target Fund at the current NAV and eliminate any trading discount in Target Fund shares.

•	The likelihood that the Reorganization will eliminate each Target Fund from being the subject of activist efforts that may result in each Target Fund incurring significant expense.

•

The investment goals of each Target Fund and corresponding Acquiring Fund are identical and the investment strategies and restrictions are substantially similar; however, certain strategies and restrictions are different. See “Summary – Investment Goals and Principal Investment Strategies.”

•

The investment personnel who will manage each Combined Fund will not change as a result of a Reorganization. SAAMCo will continue to serve as the investment adviser of each Combined Fund and that the subadvisers of each Target Fund will continue to serve as subadvisers to the respective Combined Fund after the Reorganizations.

•	The same individuals serve on the Board of each Target Fund and the Trust, and Board oversight of each Combined Fund will remain the same.

•	The expectation that each Combined Fund, as an open-end fund, will have a projected annual expense ratio higher than the current annual expense ratio for each Target Fund.

•

The fact that a 1.00% redemption fee will apply to Class A shares of an Acquiring Fund received by Target Fund shareholders in a Reorganization if they are redeemed (by sale or exchange) within 90 days following the closing of a Reorganization.

•

The terms and conditions of the Reorganizations, including that each Acquiring Fund will assume all of the liabilities of the respective Target Fund, and that a Reorganization will not be dilutive of the interests of the Target Fund’s shareholders.

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

•	The costs associated with each Reorganization will be borne solely by the respective Target Fund.

If a Reorganization is not approved by shareholders of a Target Fund, the Board may consider other alternatives. Shareholder approval of one Reorganization is not contingent upon shareholder approval of the other Reorganization.

The members of the Board of Directors of each Target Fund, a majority of whom are Independent Directors, unanimously recommend that you vote “For” each Reorganization.

Investment Goals and Principal Investment Strategies

Each Acquiring Fund is a newly registered series of the Trust and was established for the purpose of effecting the Reorganization of the corresponding Target Fund, and each Acquiring Fund will carry on the business of the corresponding Target Fund in an open-end structure and inherit its performance and financial records.

Comparison of FGF and the FGF Acquiring Fund

Investment Goals. FGF and the FGF Acquiring Fund have the identical investment goal of providing growth of capital. Each of FGF’s and the FGF Acquiring Fund’s investment goal may be changed without shareholder approval. The Combined Fund will pursue the FGF Acquiring Fund’s investment goal.

Principal Investment Strategies and Techniques. The investment strategies and techniques of FGF and the FGF Acquiring Fund are substantially similar.

FGF employs a concentrated stock-picking strategy in which FGF, through subadvisers selected by the investment adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) primarily in the U.S. markets on the basis of growth criteria.

The FGF Acquiring Fund’s principal investment strategies are growth and “focused.” The growth-oriented philosophy to which the FGF Acquiring Fund subscribes—that of investing in securities believed to offer the potential for growth of capital—focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focused philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.

The principal investment technique of FGF and the FGF Acquiring Fund is active trading of equity securities of large-, mid- and small-cap companies that offer the potential for growth of capital. The subadvisers of FGF and the FGF Acquiring Fund will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors.

Each of FGF and the FGF Acquiring Fund is managed by two subadvisers, one of which manages the large-cap portion of the Fund and the other of which manages the mid- and small-cap portion of the Fund. Each Fund invests approximately 65% of its assets in the large-cap portion of the Fund and 35% of its assets in the mid- and small-cap portion of the Fund. These percentages reflect the projected asset allocations under normal market conditions. These percentages may be rebalanced from time to time. If a subadviser believes that extraordinary conditions affecting financial markets warrant, such subadviser’s portion of a Fund may temporarily be invested primarily in money market instruments or money market mutual funds. When the Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective.

FGF and the FGF Acquiring Fund will generally hold up to a total of 40 securities, including approximately 20 securities in the large-cap portion of each Fund and approximately 20 securities in the small- and mid-cap portion of the Fund. Under normal market conditions, the securities in the large-cap portion of each Fund will have a dollar-weighted market capitalization of $13 billion or more and the securities in the mid- and small-cap portion of each Fund will have a dollar-weighted market capitalization of less than $13 billion. Examples of when each Fund may hold more than the specified number of securities include, but are not limited to, re-balancing and purchase and sale transactions, including where a new subadviser is selected to manage the FGF Acquiring Fund or a portion of a Fund’s assets. Although each Fund will invest primarily in U.S. markets, each subadviser may also invest in foreign securities, including equity securities of companies in emerging markets. Further, while FGF’s investment in foreign securities is limited to 20% of FGF’s net assets, the FGF Acquiring Fund is not subject to such a limit.

Both Funds are classified as “non-diversified,” as such term is defined in the 1940 Act.

The principal investment strategies and principal investment techniques of each Fund may be changed without shareholder approval.

The Combined Fund’s principal investment strategies and techniques will be those of the FGF Acquiring Fund.

Other Investment Strategies and Techniques. FGF and the FGF Acquiring Fund are both permitted to invest in illiquid securities. A security is considered to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the fund has valued it. As an open-end fund, however, the FGF Acquiring Fund is not permitted to invest more than 15% of its net assets in illiquid securities, whereas FGF, as a closed-end fund, is not subject to this limitation. Nonetheless, although FGF is not bound by this limitation, it has generally not invested in illiquid securities.

FGF’s subadvisers may also invest in additional financial instruments for the purpose of cash management or to hedge a security in FGF. The FGF Acquiring Fund may invest in derivative securities, such as futures and options, to hedge certain risk characteristics of an underlying security or portfolio of securities.

In addition, if a subadviser of either Fund believes that extraordinary conditions affecting financial markets warrant, the subadviser’s portion of such Fund may temporarily be invested primarily in money market instruments or money market mutual funds. When a Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective.

Comparison. Although both FGF and the FGF Acquiring Fund principally invest in U.S. markets, the main difference between the Funds is that FGF may invest up to 20% of its assets in foreign securities, whereas there is no limit on the amount of foreign securities in which the FGF Acquiring Fund’s assets may be invested. The foreign securities in which each Fund can invest include securities of companies in emerging markets.

While FGF and the FGF Acquiring Fund have certain differences in investment strategies, the Funds utilize substantially similar investment strategies. For a discussion of the principal and other investment risks associated with an investment in the FGF Acquiring Fund and, therefore, the Combined Fund, please see “Comparison of the Target Funds and the Acquiring Funds – Principal and Other Investment Risks” below.

Comparison of FGI and the FGI Acquiring Fund

Investment Goals. FGI and the FGI Acquiring Fund have identical investment goals of providing growth of capital. Each of FGI’s and the FGI Acquiring Fund’s investment goal(s) may be changed without shareholder approval. The Combined Fund will pursue the FGI Acquiring Fund’s investment goals.

Principal Investment Strategies and Techniques. The investment strategies and techniques of FGI and the FGI Acquiring Fund are substantially similar.

FGI employs a concentrated stock-picking strategy in which FGI, through subadvisers selected by the investment adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) of large-capitalization companies primarily in the U.S. markets. These securities are generally selected to achieve a blend of growth companies, value companies and companies that have elements of growth and value.

The FGI Acquiring Fund’s principal investment strategies are growth, value and “focused.” The growth-oriented philosophy to which the FGI Acquiring Fund partly subscribes—that of investing in securities believed to offer the potential for growth of capital—focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. The value-oriented philosophy to which the FGI Acquiring Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price-earnings ratios) and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focused philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.

The FGI Acquiring Fund will invest primarily in equity securities to achieve a blend of growth companies, value companies and companies that a subadviser believes have elements of growth and value, issued by large-cap companies that offer the potential for growth of capital. The subadviser to the large-cap growth portion of FGI and the FGI Acquiring Fund will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors. The subadviser to the large-cap value portion of FGI and the FGI Acquiring Fund will invest in companies primarily selected by utilizing a proprietary quantitative model combined with fundamental analysis.

Under normal market conditions, at least 80% of each Fund’s net assets, plus any borrowing for investment purposes, will be invested in large-cap companies. Both Funds measure large-cap companies as generally including companies whose market capitalizations are equal to or greater than the smallest company in the Russell 1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 24, 2011, the market capitalization range of companies in the Russell 1000 Index was approximately $1.148 billion to $393.052 billion, which range will vary daily. Companies that fall outside the definition of large-capitalization after each Fund has purchased their securities continue to be considered large-capitalization companies for purposes of each Fund’s 80% investment policy in large-capitalization companies.

Each Fund will be managed by two subadvisers, one of which manages the large-cap growth portion of the Fund and the other which manages the large-cap value portion of the Fund. Each subadviser may emphasize either a growth or a value orientation or a core orientation at any particular time. Each Fund will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the Fund. These percentages reflect the projected asset allocations under normal market conditions. These percentages may be rebalanced from time to time.

FGI and the FGI Acquiring Fund both will generally hold up to a total of 40 securities, including approximately 10 to 20 securities in the large-cap growth portion of the Funds and 10 to 20 securities in the large-cap value portion of the Funds.

Examples of when each Fund may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage the FGI Acquiring Fund or a portion of the FGI Acquiring Fund’s assets. Although each Fund will invest primarily in U.S. markets, each subadviser may also invest in foreign securities, including equity securities of companies in emerging markets. Further, while FGI’s investment in foreign securities is limited to 20% of FGI’s net assets, the FGI Acquiring Fund is not subject to such a limit.

Both Funds are classified as “non-diversified,” as such term is defined in the 1940 Act.

Each Fund’s principal investment strategies and techniques may be changed without shareholder approval. Each Fund’s shareholders will receive at least 60 days’ notice prior to any change to the Fund’s 80% investment policy.

The Combined Fund’s principal investment strategies and techniques will be those of the FGI Acquiring Fund.

Other Investment Strategies and Techniques. FGI and the FGI Acquiring Fund are both permitted to invest in illiquid securities. A security is considered to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the fund has valued it. As an open-end fund, however, the FGI Acquiring Fund is not permitted to invest more than 15% of its net assets in illiquid securities, whereas FGI, as a closed-end fund, is not subject to this limitation. Nonetheless, although FGI is not bound by this limitation, it has generally not invested in illiquid securities.

FGI’s subadvisers may also invest in additional financial instruments for the purpose of cash management or to hedge a security in FGI. The FGI Acquiring Fund may invest in derivative securities, such as futures and options, to hedge certain risk characteristics of an underlying security or portfolio of securities.

In addition, if a subadviser of either FGI or the FGI Acquiring Fund believes that extraordinary conditions affecting financial markets warrant, the subadviser’s portion of such Fund may temporarily be invested primarily in money market securities or money market mutual funds. When a Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective.

Comparison. Although both FGI and the FGI Acquiring Fund principally invest in U.S. markets, the main difference between the Funds is that FGI may invest up to 20% of its assets in foreign securities, whereas there is no limit on the amount of foreign securities in which the FGI Acquiring Fund’s assets may be invested. The foreign securities in which each Fund can invest include securities of companies in emerging markets.

While FGI and the FGI Acquiring Fund have certain differences in investment strategies, the Funds utilize substantially similar investment strategies. For a discussion of the principal and other investment risks associated with an investment in the FGI Acquiring Fund and, therefore, the Combined Fund, please see “Comparison of the Target Funds and the Acquiring Funds – Principal and Other Investment Risks” below.

Fees and Expenses

If the Reorganizations are approved and completed, holders of Target Fund shares will receive Acquiring Fund Class A shares. The Acquiring Funds have other classes not offered by this Combined Prospectus/Proxy Statement.

Pro Forma Fee Tables as of June 30, 2011 (unaudited)

The following tables are provided to help you understand and compare the fees and expenses of investing in shares of FGF and FGI with the fees and expenses of the FGF Acquiring Fund and the FGI Acquiring Fund, respectively. The Pro Forma Combined Fund fees and expenses show what the fees and expenses are expected to be assuming the Reorganization had taken place. Future fees and expenses may be greater or less than those indicated below.

FGF and FGF Acquiring Fund

	FGF(a)	FGF Acquiring Fund*		Pro Forma Combined Fund
	Common Stock	Class A		Class A
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	(1)	None	(1)
Redemption Fee	None	1.00	%(2)	1.00	%(2)

Exchange Fee	None	None		None
Maximum Account Fee	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%		0.35%
Other Expenses	0.29%	0.32	%(3)	0.32	%(3)

Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	1.29%	1.67%		1.67%
Fee Waiver and/or Expense Reimbursement	N/A	—	%(4)(5)	—	%(4)(5)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	N/A	1.67	%(4)	1.67	%(4)

(a)	Annualized.
*	Assumes the Reorganization of FGF into the FGF Acquiring Fund.
(1)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. Class A shares received in connection with the Reorganization will not be subject to the CDSC.
(2)	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the Reorganization and only if such shareholders redeem such shares (by sale or exchange) within 90 days following the closing date of the Reorganization.
(3)	Other expenses are estimated for the current fiscal year because the FGF Acquiring Fund had not commenced operations as of the date of this Combined Prospectus/Proxy Statement.
(4)	Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares of the FGF Acquiring Fund. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees of the Trust, including a majority of the Independent Trustees.
(5)	Any waivers or reimbursements made by SAAMCo with respect to the FGF Acquiring Fund/Combined Fund are subject to recoupment from the FGF Acquiring Fund/Combined Fund within the following two years, provided that the FGF Acquiring Fund/Combined Fund is able to effect such payment to SAAMCo and remain in compliance with the expense limitations set forth in note 3 above.

EXAMPLES:

These Examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year and that the relevant Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
FGF (common stock)	$131	$409	$708	$1,556
FGF Acquiring Fund (Class A)(1)(2)	$735	$1,071	$1,430	$2,438
Pro Forma Combined Fund(1)(2)	$735	$1,071	$1,430	$2,438

(1)	Assumes assessment of the maximum 5.75% front end sales load that will generally be assessed to Class A shareholders. Please note, however, that shareholders will not be assessed any sales charge in connection with the Reorganization.
(2)	Assumes the Reorganization of FGF into the FGF Acquiring Fund.

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
FGF (common stock)	$131	$409	$708	$1,556
FGF Acquiring Fund (Class A) (1)(2)	$735	$1,071	$1,430	$2,438

Pro Forma Combined Fund(1)(2)	$735	$1,071	$1,430	$2,438

(1)	Assumes assessment of the maximum 5.75% front end sales load that will generally be assessed to Class A shareholders. Please note, however, that shareholders of FGF will not be assessed any sales charge in connection with the Reorganization.
(2)	Assumes the Reorganization of FGF into the FGF Acquiring Fund.

FGI and FGI Acquiring Fund

	FGI(a)	FGI Acquiring Fund*		Pro Forma Combined Fund
	Common Stock	Class A		Class A
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	(1)	None	(1)
Redemption Fee	None	1.00	%(2)	1.00	%(2)
Exchange Fee	None	None		None
Maximum Account Fee	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%		0.35%
Other Expenses	0.45%	0.36	%(3)	0.36	%(3)

Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	1.45%	1.71%		1.71%
Fee Waiver and/or Expense Reimbursement	N/A	—	%(4)(5)	—	%(4)(5)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	N/A	1.71	%(4)	1.71	%(4)

(a)	Annualized.
*	Assumes the Reorganization of FGI into the FGI Acquiring Fund.
(1)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. Class A shares received in connection with the Reorganization will not be subject to the CDSC.
(2)	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the Reorganization and only if such shareholders redeem such shares (by sale or exchange) within 90 days following the closing date of the Reorganization.
(3)	Other expenses are estimated for the current fiscal year because the FGI Acquiring Fund had not commenced operations as of the date of this Combined Prospectus/Proxy Statement.
(4)	Pursuant to an Expense Limitation Agreement, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares of the FGI Acquiring Fund. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
(5)	Any waivers or reimbursements made by SAAMCo with respect to the FGI Acquiring Fund/Combined Fund are subject to recoupment from the FGI Acquiring Fund/Combined Fund within the following two years, provided that the FGI Acquiring Fund/Combined Fund is able to effect such payment to SAAMCo and remain in compliance with the expense limitations set forth in note 3 above.

EXAMPLES:

These Examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year and that the relevant Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
FGI (common stock)	$148	$459	$792	$1,735

FGI Acquiring Fund (Class A)(1)(2)	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund(1)(2)	$739	$1,083	$1,450	$2,478

(1)	Assumes assessment of the maximum 5.75% front end sales load that will generally be assessed to Class A shareholders. Please note, however, that shareholders of FGI will not be assessed any sales charge in connection with the Reorganization.
(2)	Assumes the Reorganization of FGI into the FGI Acquiring Fund.

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
FGI (common stock)	$148	$459	$792	$1,735
FGI Acquiring Fund (Class A)(1)(2)	$739	$1,083	$1,450	$2,478
Pro Forma Combined Fund(1)(2)	$739	$1,083	$1,450	$2,478

(1)	Assumes assessment of the maximum 5.75% front end sales load that will generally be assessed to Class A shareholders. Please note, however, that shareholders of FGI will not be assessed any sales charge in connection with the Reorganization.
(2)	Assumes the Reorganization of FGI into the FGI Acquiring Fund.

Federal Income Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, the relevant Target Fund, the relevant Acquiring Fund, and their respective shareholders, will not recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of each Reorganization, each Target Fund and the Trust, on behalf of each Acquiring Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

The subadvisers of the Acquiring Funds do not anticipate directly, with respect to the Reorganizations, requesting the sale or disposition of a material portion of the relevant Target Fund’s portfolio holdings either before or immediately after the closing of the applicable Reorganization. However, post-Closing Date, some percentage of the former Target Fund’s shareholders may be expected to exercise their rights of redemption from the Acquiring Funds, which are open-end management investment companies. Such requested redemptions, if material in amount, may cause the Acquiring Funds to sell or otherwise dispose of a material portion of the portfolio holdings received from the Target Funds immediately following the Reorganizations. The tax impact of any such sales would depend on the difference between the price at which such portfolio securities are sold and each Target Fund’s basis in such securities. At any time prior to the consummation of the applicable Reorganization, a shareholder may sell shares, likely resulting in recognition of a gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”

Differences Between Open-End and Closed-End Investment Companies

Each Target Fund is a “closed-end” management investment company under the 1940 Act (commonly referred to as “closed-end funds”). Closed-end funds do not redeem their outstanding shares nor generally engage in the continuous sale of new shares, and thus operate with a relatively fixed capitalization. The shares of closed-end funds are normally bought and sold on national securities exchanges. As a result, you may only purchase or sell shares of a Target Fund through a broker or dealer at the market price, subject to a brokerage commission. FGF’s and FGI’s shares are currently traded on the NYSE under the symbols “FGF” and “FGI,” respectively. Each Target Fund’s shares will be delisted from the NYSE upon the closing of the applicable Reorganization.

In contrast, open-end management investment companies, such as the Acquiring Funds (commonly referred to as “mutual funds”), continuously issue new shares to investors through the fund’s distributor at the public offering price (which is the NAV plus any applicable sales charge) at the time of such issuance. Those shares also are redeemable, which means the holders have the right to sell (or redeem) those shares back to the fund on any regular business day on which the fund is open and obtain in return their proportionate share of the value of the fund’s net assets (less any applicable redemption fee or deferred sales charge). Class A shares of an Acquiring Fund received by shareholders in connection with a Reorganization will be subject to a 1.00% redemption fee for a period of 90 days following the Closing Date of the respective Reorganization. No front-end or deferred sales charges will be applicable to the Class A shares of an Acquiring Fund received by shareholders of a Target Fund in connection with the Reorganization.

Some of the other significant differences between operations of a closed-end and an open-end investment company are as follows:

Acquisition and Disposition of Shares. If a Reorganization is completed, the Target Fund’s shares will no longer be listed on the NYSE. Investors wishing to acquire shares of an Acquiring Fund (including current Target Fund shareholders wishing to purchase additional shares) would be able to purchase them at the public offering price (NAV plus any applicable sales charge) through any registered representative or authorized broker-dealer that has a sales agreement with SunAmerica Capital Services, Inc. (“SACS” or the “Distributor”) to sell the Acquiring Fund’s shares, as described in the Acquiring Funds’ Prospectus. See “Shareholder Account Information—How to Buy Shares” in the Acquiring Funds’ Prospectus and “Additional Information Regarding Purchase of Shares” in the Acquiring Funds’ SAI for additional information about the acquisition of shares of the Acquiring Funds. Shareholders desiring to realize the value of their shares would be able to do so by exercising their right to have such shares redeemed by an Acquiring Fund at the next-determined NAV. An Acquiring Fund’s NAV per share is calculated by dividing (i) the value of its portfolio securities plus all cash and other assets (including accrued interest and dividends received but not collected) less all liabilities (including accrued expenses) by (ii) the number of outstanding shares of the Fund. The SEC generally requires open-end investment companies to value their assets on each business day in order to determine the current NAV on the basis of which their shares may be redeemed by shareholders or purchased by investors, as discussed in the Acquiring Funds’ Prospectus. See “Shareholder Account Information—How to Sell Shares” in the Acquiring Funds’ Prospectus and “Additional Information Regarding Redemption of Shares” in the Acquiring Funds’ SAI for additional information about redeeming shares of the Acquiring Funds.

Portfolio Management. Because a closed-end fund does not continuously sell new shares and does not have to stand ready to redeem its shares, it may keep its assets more fully invested and make investment decisions without having to adjust for cash inflows and outflows from continuing sales and redemptions of its shares. In contrast, open-end funds may be forced to hold a higher cash position or sell portfolio securities at disadvantageous times or prices to satisfy redemption requests.

Liquidity. Open-end funds are subject to a limit imposed by the SEC on illiquid securities. Unlike open-end funds, closed-end funds may invest up to 100% of their assets in illiquid (or restricted) securities. Nonetheless, although the Target Funds are not bound by this limitation, each Target Fund has generally not invested in illiquid securities.

Expenses. If each Target Fund is reorganized into the corresponding Acquiring Fund (an open-end fund) the shares of each Target Fund will be cancelled and new Class A shares of the corresponding Acquiring Fund will be issued to former Target Fund shareholders. Shareholders of a Combined Fund will then bear their allocable share of the Acquiring Fund’s expenses.

Open-end funds are generally more expensive to operate and administer than closed-end funds—certain expenses of operating an open-end fund, such as the costs associated with the distribution and servicing of the open-end fund’s shares in particular, are not borne by a closed-end fund. Other expenses of operating an open-end fund, such as transfer agency expenses, are also generally higher than for a closed-end fund. A comparison of the Target Funds’ and corresponding Acquiring Funds’ operating expenses demonstrates this distinction. As shown in the Pro Forma Fee Tables on page [    ], each Acquiring Fund’s annual total fund operating expenses are anticipated to be higher than the total operating expenses of the corresponding Target Fund. This difference is primarily due to the distribution and/or service (12b-1) fees paid by the Acquiring Funds but not the Target Funds.

Rule 12b-1 under the 1940 Act allows open-end funds to finance directly or indirectly any activity that is primarily intended to result in the sale of fund shares pursuant to a written plan of distribution (sometimes referred to as a “12b-1 plan”). Pursuant to a distribution agreement entered into by the Trust and SACS, SACS acts as the exclusive distributor and representative of the Trust and the Acquiring Funds in the offer and sale of Class A shares of the Acquiring Funds to the public. The Trust, pursuant to Rule 12b-1 under the 1940 Act, and on behalf of the Acquiring Funds, has adopted a distribution plan (the “Class A Plan”) pursuant to which each Acquiring Fund pays a distribution fee and an account maintenance fee to the Distributor with respect to Class A shares of such Acquiring Fund.

As described above in “Differences Between Open-End and Closed-End Investment Companies – Acquisition and Disposition of Shares,” Class A shares of the Acquiring Funds are offered and sold on a continuous basis through a network of broker-dealers, securities firms and other financial intermediaries pursuant to an agreement with the Distributor (“Financial Intermediaries”). The Class A Plan allows each Acquiring Fund to pay the Distributor a distribution fee to compensate the Distributor and Financial Intermediaries for providing sales and promotional activities and services relating to the sale, promotion and marketing of the Class A shares. Such expenditures may consist of sales commissions to financial consultants for selling Class A shares, compensation, sales incentives and payments to sales and marketing personnel, and the payment of expenses incurred in its sales and promotional activities, including advertising expenditures related to the Class A shares of the Funds and the costs of preparing and distributing promotional materials with respect to such Class A shares. The Class A Plan also allows each Acquiring Fund to pay the Distributor an account maintenance fee to compensate the Distributor and Financial Intermediaries for account maintenance activities. The Class A Plan authorizes the Distributor to enter into agreements with Financial Intermediaries to provide compensation to such Financial Intermediaries for distribution and account maintenance activities and services. The Acquiring Funds’ ability to pay such distribution and account maintenance fees is important because most Financial Intermediaries will sell shares of an open-end fund only if they can earn a competitive sales compensation and/or compensation for the ongoing servicing and maintenance of shareholder accounts. The inability to pay Rule 12b-1 fees would place the Acquiring Funds at a severe competitive disadvantage with competing open-end funds that have 12b-1 plans and are able to pay Financial Intermediaries to be included in their various programs and to provide distribution and/or account maintenance or such similar services. Without the ability to pay these fees to the Distributor and Financial Intermediaries, an Acquiring Fund would be unable to benefit from the services provided by the Distributor and Financial Intermediaries, which would likely result in a reduction or elimination of distribution assistance and/or account maintenance services to Class A shareholders, and in increased redemptions because of a failure to provide these services to shareholders.

Redemption Fee. The 1940 Act requires, among other things, that boards of open-end funds consider the necessity and appropriateness of establishing a redemption fee in connection with short-term trading of fund shares. More specifically, a board must either (i) approve a redemption fee that in its judgment is necessary or appropriate to recoup costs the fund may incur as a result of redemptions, or to otherwise eliminate or reduce, so far as practicable, dilution of the value of the fund’s outstanding securities, or (ii) determine that the imposition of a redemption fee is not necessary or appropriate. If a board determines to adopt a redemption fee for a fund, the fee would be paid to the fund, and not the fund’s investment adviser or distributor. The fee would be intended to reduce gains to an investor from market timing and offset any impact on the fund from short-term trading. As a result, a board considering whether to institute a redemption fee should assess whether short-term trading is likely to impact a fund and its long-term shareholders negatively.

As noted above, because each Target Fund currently trades at a market price that reflects a discount to the NAV, the open-ending of each Target Fund may attract arbitrageurs and other short-term traders to purchase shares in anticipation of Reorganization. Such activity may be harmful to the Combined Funds and their long-term investors because, among other things, each Combined Fund may be forced to sell portfolio securities at inopportune times and incur higher transaction costs, or maintain larger cash positions than otherwise planned, each of which could disrupt the portfolio management of each Combined Fund. To protect the value of the long-term shareholders’ investments in the Combined Funds from the activities of such short-term traders, Class A shares of the Acquiring Funds issued to shareholders of the Target Funds in connection with the Reorganization will be subject to a redemption fee of 1.00% if such shares are redeemed or exchanged out of an Acquiring Fund less than 90 days following the respective Reorganization. The redemption fee will be retained by each Combined Fund.

Senior Securities and Borrowings. The 1940 Act prohibits open-end funds from issuing “senior securities” other than bank borrowings where there is asset coverage of at least 300% and an additional 5% that may be borrowed for temporary or emergency purposes. Closed-end investment companies, on the other hand, are permitted to issue senior securities representing indebtedness to any lender if the 300% asset coverage is met, and also can issue preferred stock. Neither Target Fund currently has any indebtedness to banks or non-bank lenders, and has no authorized class of senior securities or any plan for issuing any such securities.

COMPARISON OF THE TARGET FUNDS AND THE ACQUIRING FUNDS

This section will help you compare the investment risks and fundamental policies and restrictions of the Target Funds with the Acquiring Funds. Please be aware this is only a summary and is qualified by the more complete information set forth in the Acquiring Funds’ Prospectus with respect to each Acquiring Fund and in Part B hereto with respect to each Target Fund.

Principal and Other Investment Risks

FGF and the FGF Acquiring Fund

Because of their identical investment goals and substantially similar investment strategies, FGF and the FGF Acquiring Fund are subject to similar principal and non-principal investment risks associated with an investment in the relevant Fund. Some of the similarities and differences are described in the table below.

	FGF	FGF Acquiring Fund
Principal Risks

•    Non-diversification

•    Foreign exposure and currency volatility

•    Emerging markets

•    Active trading

•    Small- and mid-market capitalization

•    Stock market volatility and securities selection

•    Market price of shares

•    Anti-takeover provisions

• Non-diversification • Foreign exposure and currency volatility • Emerging markets • Active trading • Small- and mid-market capitalization • Stock market volatility and securities selection

Non-Principal Risks	• Hedging • Derivatives • Leverage	• Hedging • Derivatives

The following discussion describes the principal and certain other risks that may affect the FGF Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks of FGF in Appendix B hereto and additional descriptions of specific risks of the FGF Acquiring Fund in the Acquiring Funds’ Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement.

There can be no assurance that the FGF Acquiring Fund’s investment goal will be met or that the net return on an investment in the FGF Acquiring Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the FGF Acquiring Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the FGF Acquiring Fund will be able to achieve its investment goals. If the value of the assets of the FGF Acquiring Fund goes down, you could lose money.

Comparison. Generally, the principal and non-principal risks of FGF and the FGF Acquiring Fund are substantially similar. With respect to the differences in risks, those of FGF’s risks that are not shared with the FGF Acquiring Fund are generally a result of FGF’s status as a closed-end fund.

The following are the principal investment risks associated with the FGF Acquiring Fund and, therefore, also with the Combined Fund:

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund’s risk is increased because the effect of each stock on the Fund’s performance is greater.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; and (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. [Additionally, growth stocks are historically volatile because the value of growth companies is a function of their expected earnings growth. There is a risk that such earnings growth may not occur or cannot be sustained. Historically, growth stocks have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.] In addition, individual stocks selected for the Fund may underperform the market generally.

The following are the non-principal investment risks associated with the FGF Acquiring Fund and, therefore, also with the Combined Fund:

Hedging. Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Derivatives. Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

FGI and the FGI Acquiring Fund

Because of their identical investment goals and similar investment strategies and techniques, FGI and the FGI Acquiring Fund are subject to similar principal and non-principal investment risks associated with an investment in the relevant Fund. Some of the similarities and differences are described in the table below.

	FGI	FGI Acquiring Fund
Principal Risks

•    Non-diversification

•    Emerging markets

•    Active trading

•    Foreign exposure and currency volatility

•    Stock market volatility and securities selection

•    Market price of shares

•    Anti-takeover provisions

• Non-diversification • Emerging markets • Active trading • Foreign exposure and currency volatility • Stock market volatility and securities selection

Non-Principal Risks	• Hedging • Derivatives	• Hedging • Derivatives

• Mid-market capitalization • Leverage	• Mid-market capitalization

The following discussion describes the principal and certain other risks that may affect the FGI Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks of FGI in Appendix B hereto and additional descriptions of specific risks of the FGI Acquiring Fund in the Acquiring Funds’ Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement.

There can be no assurance that the FGI Acquiring Fund’s investment goal will be met or that the net return on an investment in the FGI Acquiring Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the FGI Acquiring Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the FGI Acquiring Fund will be able to achieve its investment goals. If the value of the assets of the FGI Acquiring Fund goes down, you could lose money.

Comparison. Generally, the principal and non-principal risks of FGI and the FGI Acquiring Fund are substantially similar. With respect to the differences in risks, those of FGI’s risks that are not shared with the FGI Acquiring Fund are generally a result of FGI’s status as a closed-end fund.

The following are the principal investment risks associated with the FGI Acquiring Fund and, therefore, also with the Combined Fund:

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund’s risk is increased because the effect of each stock on the Fund’s performance is greater.

Emerging Markets. Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in a lack of liquidity and in price volatility; and (iii) certain national policies that may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. [Additionally, growth stocks are historically volatile because the value of growth companies is a function of their expected earnings growth. There is a risk that such earnings growth may not occur or cannot be sustained. Value stocks are believed to be undervalued in the market. As a result, they are subject to the risk that the portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect. Growth stocks may perform well under circumstances in which value stocks in general have performed poorly. On the other hand, value stocks may perform well under circumstances in which growth stocks in general have performed poorly. Historically, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may over time go in and out of favor. At times when one or both investing styles used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.] In addition, individual stocks selected for the Fund may underperform the market generally.

The following are the non-principal investment risks associated with the FGI Acquiring Fund and therefore, also with the Combined Fund:

Hedging. Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Derivatives. Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

Small- and mid-market capitalization. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

Fundamental Investment Restrictions

Each of the Target Funds and the Acquiring Funds have certain additional investment restrictions that are fundamental policies changeable only by shareholder approval. The investment restrictions for each Target Fund and each Acquiring Fund are described below:

Target Funds. The following investment restrictions of each Target Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Target Fund’s outstanding voting securities. Such majority is defined as the vote of the lesser of (a) 67% of the shares of such Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of such Fund. As a matter of fundamental policy, each Target Fund may not:

(1) Borrow money, except as permitted by the 1940 Act. The 1940 Act currently requires that any indebtedness incurred by a closed-end investment company have asset coverage of at least 300%;

(2) Issue senior securities, as defined in the 1940 Act, other than (a) preferred shares which immediately after issuance will have asset coverage of at least 200%, (b) indebtedness which immediately after issuance will have asset coverage of at least 300% or (c) the borrowings permitted by investment restriction (1) above. The 1940 Act currently defines “senior security” as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Debt and equity securities issued by a closed-end investment company meeting the foregoing asset coverage provisions are excluded from the general 1940 Act prohibition on the issuance of senior securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

(4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act in selling or disposing of a portfolio investment;

(5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies, (b) entering into repurchase agreements; (c) lending its portfolio securities; (d) as otherwise permitted by exemptive order of the SEC;

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, currencies, interest or other financial instruments; and

(8) Invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of related industries.

Acquiring Funds. Each Acquiring Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of an Acquiring Fund for this purpose means the lesser of: (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy, and (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

Under the following fundamental restrictions an Acquiring Fund may not:

(1) issue senior securities or borrow money or pledge its assets, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) buy or sell commodities or commodity contracts or real estate or interests in real estate, except, in each case, as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

(4) act as underwriter except to the extent that, in connection with the disposition of securities, it may be deemed to be an underwriter under certain federal securities laws; and

(5) make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Comparison. Generally, the investment restrictions are substantially similar between the Target Funds and the Acquiring Funds. With respect to the differences between the investment restrictions of the Funds, the Acquiring Funds’ fundamental policies are designed and intended to provide each Acquiring Fund with flexibility to respond to changing markets, new investment opportunities and future changes in applicable law. Accordingly, the Acquiring Funds’ policies generally allow the investment practice in question to be conducted to the extent permitted by the 1940 Act.

Performance Information

Past Performance

Performance information for each Acquiring Fund is not presented because the Acquiring Funds have not yet commenced operations. As the accounting successor to each Target Fund, each corresponding Acquiring Fund’s Class A shares will assume such Target Fund’s historical performance after the consummation of a Reorganization. The following tables show each Target Fund’s highest and lowest market price per share on the NYSE for each quarter over the past two fiscal years and the first three quarters of each Target Fund’s fiscal year ended December 31, 2011. Also included in the tables is the NAV per share of a Target Fund on each such date and the percentage discount or premium to the NAV (expressed as a percentage) that the sales price represents.

FGF

	Market Price		Net Asset Value		Discount/Premium %
Quarter Ended	High	Low	High	Low		High		Low
3/31/2009	$10.42	$7.23	$12.11	$9.31	-$	0.14	-$	0.22
6/30/2009	$10.37	$8.87	$12.59	$10.74	-$	0.18	-$	0.17
9/30/2009	$12.22	$9.37	$14.31	$11.54	-$	0.15	-$	0.19

12/31/2009	$13.71	$11.75	$14.97	$13.74	-$	0.08	-$	0.14
3/31/2010	$14.54	$13.10	$15.96	$14.24	-$	0.09	-$	0.08
6/30/2010	$15.73	$13.41	$16.86	$14.26	-$	0.07	-$	0.06
9/30/2010	$15.83	$13.09	$16.88	$14.23	-$	0.06	-$	0.08
12/31/2010	$17.53	$15.67	$19.55	$16.72	-$	0.10	-$	0.06
3/31/2011	$20.01	$17.62	$21.84	$19.59	-$	0.08	-$	0.10
6/30/2011	$20.92	$19.36	$22.55	$20.20	-$	0.07	-$	0.04
9/30/2011	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]
FGI
	Market Price		Net Asset Value		Discount/Premium %
Quarter Ended	High	Low	High	Low		High		Low
3/31/2009	$11.15	$7.77	$13.07	$9.86	-$	0.15	-$	0.21
6/30/2009	$10.49	$9.17	$12.67	$11.08	-$	0.17	-$	0.17
9/30/2009	$12.51	$9.51	$14.35	$11.72	-$	0.13	-$	0.19
12/31/2009	$13.67	$11.70	$14.81	$13.57	-$	0.08	-$	0.14
3/31/2010	$14.42	$13.09	$15.35	$14.19	-$	0.06	-$	0.08
6/30/2010	$15.00	$12.34	$16.07	$13.07	-$	0.07	-$	0.06
9/30/2010	$14.55	$12.19	$15.58	$13.07	-$	0.07	-$	0.07
12/31/2010	$16.08	$14.35	$17.14	$15.34	-$	0.06	-$	0.06
3/31/2011	$18.16	$15.88	$19.71	$17.86	-$	0.08	-$	0.11
6/30/2011	$19.26	$17.85	$20.08	$19.37	-$	0.04	-$	0.08
9/30/2011	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]

Shares of each Target Fund have generally traded on NYSE at a discount from their NAV. At the time the press release was issued announcing the Boards’ determination to convert the Target Funds into open-end funds, FGF’s and FGI’s respective trading discount narrowed from 7.39% and 7.73% on May 17, 2011, the day before the announcement, to 4.14% and 3.87%, respectively, on June 1, 2011, two weeks following the announcement. As of September 12, 2011, FGF and FGI had a market value per share of $19.07 and $17.01 and a NAV of $19.70 and $17.58, respectively, reflecting in a 3.20% and 3.24% discount to NAV, respectively.

The following Risk/Return Bar Charts and Tables illustrate the risks of investing in each Target Fund by showing changes in each Target Fund’s performance from calendar year to calendar year, and compares each Fund’s average annual returns to those of relevant indices used as a broad measure of market performance. Neither Target Fund is subject to any sales charges on purchases or sales of shares of such Target Fund’s common stock; if they were, the returns would have been lower. Past performance (before and after taxes) is not necessarily an indication of how each Fund will perform in the future. For more information concerning the performance of each Target Fund, please refer to the Target Fund’s Annual Report. Updated performance for each Target Fund can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext 6003.

Calendar Year Total Returns, as of 12/31 each year for FGF

FGF (Common Stock)

Best Quarter: 18.53% (quarter ended September 30, 2010)

Worst Quarter: -22.43% (quarter ended December 31, 2008)

FGF’s year-to-date total return as of September 30, 2011 was [    ]% (based on market value) or [    ]% (based on NAV).

FGF

Average Annual Total Returns

For The Calendar Year Ended December 31, 2010

	Average Annual Total Returns (as of the periods ended December 31, 2010)
	One Year	Five Years	Since Inception (7/29/2005)
Common Stock—at net asset value	32.19%	6.74%	7.20%
Common Stock—at market value	29.61%	8.26%	4.98%
Russell 3000® Growth Index*	17.64%	3.88%	3.83%

*	The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Calendar Year Total Returns, as of 12/31 each year for FGI

FGI (Common Stock)

Best Quarter: 19.06% (quarter ended September 30, 2010)

Worst Quarter: -19.53% (quarter ended December 31, 2008)

FGI’s year-to-date total return as of September 30, 2011 was [    ]% (based on market value) or [    ]% (based on NAV).

FGI

Average Annual Total Returns

For The Calendar Year Ended December 31, 2010

	Average Annual Total Returns (as of the periods ended December 31, 2010)
	One Year	Five Years	Since Inception (12/28/2005)
Common Stock—at net asset value	20.25%	4.33%	4.28%
Common Stock—at market value	16.76%	1.84%	1.83%
Russell 1000® Index*	16.10%	2.59%	2.47%

*

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the Russell 3000 Index. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Management of the Funds

Target Funds. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, serves as investment adviser to the Target Funds. SAAMCo provides various administrative services and supervises the daily business of each Target Fund, and receives a management fee as compensation for its services. SAAMCo is a wholly-owned subsidiary of SAFG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the U.S. and abroad.

On September 22, 2008, AIG, the ultimate parent of SAAMCo, SACS, and SunAmerica Fund Services, Inc., entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Facility Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Facility Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Subadvisers

FGF’s subadvisers are Marsico Capital Management LLC (“Marsico”) and BAMCO Inc. (“BAMCO”). Thomas F. Marsico, Chief Investment Officer of Marsico, is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap portion of FGF’s assets. Mr. Marsico has over 30 years of experience in the investment management field as a securities analyst and a portfolio manager. Ronald Baron,

Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Baron Capital Group, Inc. and its subsidiaries, is the portfolio manager for BAMCO and is primarily responsible for the day-to-day management of the small- and mid-cap portion of FGF’s assets. Mr. Baron has managed money for others on a discretionary basis since 1975. In 1982, he established Baron Capital, Inc. and was the founding portfolio manager of several Baron Mutual Funds. Messrs. Marsico and Baron have served as portfolio managers of FGF since inception, and will serve as the Combined Fund’s portfolio managers following the Reorganization.

FGI’s subadvisers are Marsico and BlackRock Investment Management, LLC (“BlackRock” and, together with Marsico and BAMCO, the “Subadvisers” and each, a “Subadviser”). Thomas F. Marsico, Chief Investment Officer of Marsico, is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap growth portion of FGI’s assets. Robert C. Doll, Senior Managing Director, Chief Equity Strategist and, since 2006, head of the U.S. Large Cap Series equity team at BlackRock, is the portfolio manager for BlackRock and is primarily responsible for the day-to-day management of the large-cap value portion of FGI’s assets. Mr. Doll was President of Fund Asset Management, L.P. and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”), from 2001 to 2006. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006. Messrs. Marsico and Doll have served as portfolio managers of FGI since inception, and will serve as the Combined Fund’s portfolio managers following the reorganization.

Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico is an independent, employee-owned registered adviser. As of June 30, 2011, Marsico had approximately $49.3 billion in assets under management.

BAMCO is a New York corporation located at 767 5th Avenue, 49th Floor, New York, New York 10153. BAMCO is a subsidiary of Baron Capital Group, Inc. (“BCM”). As of June 30, 2011, BCM had approximately $49.3 billion in assets under management.

BlackRock, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is an indirect wholly owned subsidiary of BlackRock, Inc., BlackRock is a registered investment adviser and a commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $3.66 trillion in investment company and other assets under management as of June 30, 2011.

Appendix B provides additional information about the compensation of the Target Funds’ portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in the relevant Target Fund and other funds managed by SAAMCo.

Acquiring Funds. SAAMCo serves as the investment adviser to the Acquiring Funds. SAAMCo provides various administrative services and supervises the daily business of the Acquiring Funds, and receives a management fee as compensation for its services.

The FGF Acquiring Fund’s subadvisers are Marsico and BAMCO. Thomas F. Marsico is the Portfolio Manager for Marsico and is primarily responsible for the day-to-day management of the large-cap portion of the FGF Acquiring Fund’s assets. Ronald Baron is the portfolio manager for BAMCO and is primarily responsible for the day-to-day management of the small- and mid-cap portion of the FGF Acquiring Fund’s assets. Messrs. Marsico and Baron will continue to serve as portfolio managers of the FGF Acquiring Fund and will continue to be primarily responsible for the day-to-day management of the large-cap portion and small- and mid-cap value portion of the FGF Acquiring Fund, respectively, following the FGF Reorganization.

The FGI Acquiring Fund’s subadvisers are Marsico and BlackRock. Thomas F. Marsico is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap growth portion of the FGI Acquiring Fund’s assets. Robert C. Doll is the portfolio manager for BlackRock and is primarily responsible for the day-to-day management of the large-cap value portion of the FGI Acquiring Fund’s assets. Messrs. Marsico and Doll will continue to serve as portfolio managers of the FGI Acquiring Fund and will continue to be primarily responsible for the day-to-day management of the large-cap growth portion and large-cap value portion of the FGI Acquiring Fund, respectively, following the FGI Reorganization.

In addition, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Acquiring Funds and other open-end mutual funds advised by SAAMCo with unaffiliated subadvisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated subadvisers for new or existing funds, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. With respect to the Acquiring Funds, SAAMCo may terminate any agreement with any subadviser without shareholder approval. Shareholders of an Acquiring Fund have the right to terminate an agreement with subadvisers for that Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. Shareholders will be notified of any subadviser changes. The termination and subsequent replacement of a subadviser can increase transaction costs and portfolio turnover rates, which may result in distributions of short-term capital gains and other tax consequences to shareholders. The order also permits each Acquiring Fund to disclose the Subadvisers’ fees only in the aggregate for each Fund.

The Acquiring Funds’ SAI, which is incorporated by reference into this Combined Prospectus/Proxy Statement, provides additional information about the compensation of the Acquiring Funds’ portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in the Acquiring Funds and other funds managed by SAAMCo.

Combined Funds. As discussed below under “Investment Advisory and Management Agreements”, following the Reorganization, SAAMCo will serve as investment adviser to the Combined Funds. Messrs. Marsico and Baron will be the portfolio managers of the Combined Fund and be primarily responsible for the day-to-day management of the large-cap portion and small- and mid-cap value portion of the Combined Fund, respectively, following the FGF Reorganization. Messrs. Marsico and Doll will serve as portfolio managers of the Combined Fund and will be primarily responsible for the day-to-day management of the large-cap growth portion and large-cap value portion of the Combined Fund, respectively, following the FGI Reorganization. The exemptive order discussed above will continue to apply to each Combined Fund following the completion of each Reorganization. As a result, shareholder approval would not be required to employ a subadviser for the Combined Fund, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreements

Target Funds. Each Target Fund has an Investment Advisory and Management Agreement (a “Target Fund Management Agreement”) with SAAMCo. Under each Target Fund Management Agreement, SAAMCo provides continuous supervision of the Target Fund’s portfolio and administers its corporate affairs, subject to general review by the Target Fund’s Board of Directors. In connection therewith, SAAMCo furnishes each Target Fund with office facilities, maintains certain of such Fund’s books and records, and pays the salaries and expenses of all personnel, including officers of the Target Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo with respect to each Target Fund is computed daily and payable monthly, at an annual rate of 1.00% of the Target Fund’s average daily total assets.

SAAMCo also serves as administrator to each Target Fund. Pursuant to an Administrative Services Agreement in effect between SAAMCo and each Target Fund, SAAMCo is responsible for performing administrative services in connection with the operations of each Target Fund, subject to the supervision of such Fund’s Board of Directors. For its services as administrator, SAAMCo is entitled to receive from each Target Fund a monthly fee at the annual rate of 0.04% of such Fund’s average daily total assets.

As described above, SAAMCo has engaged certain subadvisers to manage the investment of each Target Fund’s assets. Each Subadviser is paid by SAAMCo a fee equal to a percentage of the average daily total assets of the applicable Target Fund allocated to the Subadviser.

A discussion regarding the basis for the Board of Directors’ approval of each Target Fund Management Agreement is available in each Target Fund’s Semi-Annual Report dated June 30, 2011.

Acquiring Funds. Pursuant to an Investment Advisory and Management Agreement with the Trust on behalf of each Acquiring Fund (each, an “Acquiring Fund Management Agreement”), SAAMCo provides various administrative services and supervises the business affairs of each Acquiring Fund, subject to general review by the Trustees. Following the Reorganizations, SAAMCo will continue to act as investment adviser to each of the Combined Funds.

As discussed above, SAAMCo has delegated portfolio management to certain subadvisers. SAAMCo has retained the subadvisers to provide portfolio management services to each Acquiring Fund, pursuant to a Subadvisory Agreement. Retention of the subadvisers in no way reduces the responsibilities or obligations of SAAMCo under the Acquiring Fund Management Agreements, and SAAMCo shall be responsible for all acts and omissions of the subadvisers, or other persons or entities, in connection with the performance of SAAMCo’s duties to the Acquiring Funds, as discussed below.

Except to the extent otherwise specified in its respective Acquiring Fund Management Agreement, each Acquiring Fund pays, or causes to be paid, all expenses of the Trust and such Fund, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting and distributing prospectuses and statements of additional information with respect to such Fund, and supplements thereto, to the shareholders of the Fund; all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing proxy statements and reports to shareholders, shareholder recordkeeping and shareholder account service; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent registered public accounting firms; membership dues of industry associations; interest on borrowings of the Fund; postage; insurance premiums on property or personnel (including Officers and Trustees) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trust’s operation.

As compensation for its services to the Acquiring Funds, each Acquiring Fund will pay SAAMCo a management fee at the annual rate of 1.00% of average daily net assets of such Fund. Each Acquiring Fund Management Agreement will continue in effect until June 30, 2013, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act. Each Acquiring Fund Management Agreement is terminable by either party, without penalty, on 60 days’ prior written notice, and shall terminate automatically in the event it is “assigned” by SAAMCo (as defined in the Investment Advisers Act of 1940, as amended.

Pursuant to an Expense Limitation Agreement between SAAMCo and the Trust, on behalf of each Acquiring Fund, SAAMCo is contractually obligated to waive its fees and/or reimburse expenses, to the extent that the Total Annual Fund Operating Expenses exceed the following amounts in the table below:

Fund	Class A
FGF Acquiring Fund	1.72%
FGI Acquiring Fund	1.72%

These fee waivers and expense reimbursements will continue indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, Total Annual Fund Operating Expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

SAAMCo may also voluntarily waive or reimburse additional amounts to increase the investment return to an Acquiring Fund’s investors. These waivers may be discontinued without notice to shareholders. Further, any waivers or reimbursements made by SAAMCo with respect to an Acquiring Fund are subject to recoupment from such Fund within the following two years, provided that the Acquiring Fund is able to effect such payment to SAAMCo and remain in compliance with the applicable expense limitations. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of an Acquiring Fund until collection is probable, but will appear as footnote disclosure to such Fund’s financial statements. At such time as it appears probable that an Acquiring Fund is able to effect such reimbursement, and that SAAMCo intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Acquiring Fund for that current period.

A discussion regarding the basis for the Board of Trustees’ approval of each Acquiring Fund Management Agreement will be available in each Acquiring Fund’s semi-annual report to shareholders for the period ending April 30, 2012.

Combined Funds. If the shareholders of each Target Fund approve the Reorganization relating to their Fund, then following the Reorganizations, each Combined Fund will be managed by SAAMCo pursuant to the Acquiring Fund Management Agreement described above.

Service Agreements

SunAmerica Fund Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, serves as servicing agent (“SAFS” or the “Servicing Agent”) to each Acquiring Fund pursuant to a service agreement (the “Service Agreement”) entered into between the Servicing Agent and the Trust on behalf of each Acquiring Fund, respectively. Under the terms of each Service Agreement, the Servicing Agent, a SAAMCo affiliate, assists each Acquiring Fund’s transfer agent in providing certain shareholder services. As compensation for its services to the Acquiring Funds, SAFS receives a service fee from each Acquiring Fund at the annual rate of 0.22% of average daily net assets of such Fund. In addition, the Servicing Agent receives reimbursement from each Acquiring Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses.

The Target Funds have no comparable service agreement.

Combined Funds. The Service Agreement will remain in place with respect to each Combined Fund following the Reorganizations. The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of the Trustees, including a majority of the Independent Trustees.

Other Service Providers

Target Funds. State Street Bank and Trust Co., 1776 Heritage Drive, North Quincy, MA 02171, serves as custodian for each Target Fund and, in that capacity, maintains certain financial and accounting books and records pursuant to agreements with each Target Fund. Computershare Trust Company, N.A., P.O. Box 43078 Providence, RI 02940, serves as the transfer agent of the Target Funds. PricewaterhouseCoopers LLP, located at 1201 Louisiana, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for the Target Funds, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as special legal counsel to the Funds.

Acquiring Funds. State Street Bank and Trust Co. (“State Street”), 1776 Heritage Drive, North Quincy, MA 02171, serves as custodian and transfer agent for each Acquiring Fund and, in those capacities, maintains certain financial and accounting books and records pursuant to agreements with each Acquiring Fund. Transfer agent functions are performed for State Street by Boston Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street. PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm and, in that capacity, examines the annual financial statements of each Acquiring Fund.

Combined Funds. Following the Reorganizations, the Acquiring Funds’ current service providers will serve the respective Combined Funds.

Distribution and Service Fees

Target Funds. Each Target Fund is a closed-end fund and does not continuously offer its shares. The Target Funds are not currently parties to a distribution agreement and have not adopted a 12b-1 plan.

Acquiring Funds. The Trust, on behalf of each Acquiring Fund, has entered into a distribution agreement (the “Distribution Agreement”) with SACS, a registered broker-dealer and an indirect wholly-owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Acquiring Fund. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of each Acquiring Fund through Financial Intermediaries. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports with respect to each Acquiring Fund, for distribution to persons who are not shareholders of such Acquiring Fund, and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Acquiring Funds, as discussed in more detail below.

Continuance of the Distribution Agreement with respect to the Acquiring Funds is subject to annual approval by vote of the Board of Trustees, including a majority of the Independent Trustees. The Trust and the Distributor each have the right to terminate the Distribution Agreement with respect to the Funds on 60 days’ written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

Rule 12b-1 under the 1940 Act permits an investment company, directly or indirectly, to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company’s board of directors. The Trustees of the Trust and the sole shareholder of the Class A shares of each Acquiring Fund have adopted a Distribution Plan with respect to Class A shares (the “Class A Plan”).

Each Class A Plan provides for a distribution fee from the Acquiring Fund at the annual rate of 0.10% of the average daily net assets of such Fund’s Class A shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to Financial Intermediaries that have sold Acquiring Fund shares, commissions and other expenses such as sales literature, prospectus printing, and distribution and compensation to wholesalers. In addition, the Distributor may receive account maintenance fees of up to 0.25% of the aggregate average daily net assets of Class A shares for payments to the Distributor or Financial Intermediaries for providing account maintenance services.

It is possible that, in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor’s distribution costs as described above.

Combined Funds. Following the Reorganizations, the Combined Funds will be subject to the Class A Plan, as described above. In addition, each Combined Fund will be subject to the Distribution Agreement.

Dividends and Distributions

Target Funds. Each Target Fund has adopted a Dividend Reinvestment and Cash Purchase Plan through which all net investment income dividends and capital gains distributions are paid to a Target Fund’s common stock shareholders in the form of additional shares of such Target Fund’s common stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a shareholder elects to receive cash.

Each Target Fund also has established a dividend distribution policy (the “Distribution Policy”) pursuant to which each Target Fund makes a level dividend distribution each quarter to shareholders of its common stock (after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares) at a rate that is based on a fixed amount per share as determined by the Board of Directors, subject to adjustment in the fourth quarter, as necessary, so that the Target Fund satisfies the minimum distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). As of the most recent quarterly dividend distribution paid on September 26, 2011, the fixed amount of the quarterly dividend distribution was $0.05 per share. Pursuant to an exemptive order (the “Order”) issued to each Target Fund by the SEC on February 3, 2009, each Target Fund may distribute long-term capital gains more frequently than the limits provided in Section 19(b) under the 1940 Act and Rule 19b-1 thereunder. Therefore, dividend distributions paid by each Target Fund during the year may include net income, short-term capital gains, long-term capital gains and/or return of capital. If the total distributions made in any calendar year exceed investment company taxable income and net capital gains, such excess distributed amount would be treated as ordinary dividend income to the extent of a Target Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gains (assuming the shares are held as capital assets). A return of capital represents a return of a shareholder’s investment in a Target Fund and should not be confused with “yield,” “income” or “profit.” Shareholders will receive a notice with each dividend distribution, if required by Section 19(a) under the 1940 Act, estimating the sources of such dividend distribution and providing other information required by the Order. Investors should not draw any conclusions about the Fund’s investment performance from the amount of the distribution or from the terms of the Distribution Policy.

The Board of Directors of each Target Fund has the right to amend, suspend or terminate the applicable Distribution Policy at any time without prior notice to shareholders. The Board might take such action, for example, if the Distribution Policy would have the effect of decreasing the Target Fund’s assets to a level determined by the Board to be detrimental to such Fund’s shareholders. An amendment, suspension or termination of the Distribution Policy could have a negative effect on a Target Fund’s market price per share which, in turn, could create or widen a trading discount.

The Board of each Target Fund has determined that its respective Distribution Policy will terminate upon approval of a Reorganization.

Acquiring Funds. Each Acquiring Fund intends to distribute to the registered holders of its shares all or substantially all of its net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Acquiring Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income will normally be paid annually. Net capital gains, if any, will normally be paid annually. In determining amounts of capital gains to be distributed, any capital loss carryforwards from prior years will be offset against capital gains. Capital loss carryforwards generated during taxable years beginning after 2010 will not be subject to expiration. Similar to each Target Fund, each Acquiring Fund’s distributions will be paid in additional fund shares based on the NAV at the close of business on the ex-dividend or reinvestment date, unless the dividends total in excess of $10.00 per distribution period and the shareholder notifies the Acquired Fund at least five business days prior to the payment date to receive such distributions in cash.

Combined Funds. The policies with respect to payment of dividends and capital gains distributions of each Acquiring Fund will remain in place for the respective Combined Fund. Shareholders should refer to the Acquiring Funds’ Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and Part B hereto with respect to the Target Funds for the policies with respect to payment of dividends and capital gains distributions under the heading “Shareholder Account Information.”

Purchase, Exchange, Redemption and Valuation of Shares

Purchase of Shares

The shares of the Target Funds and the Acquiring Funds are distributed differently and have different purchase procedures. These differences stem primarily from the fact that the Target Funds are closed-end funds and the Acquiring Funds are open-end funds.

Target Funds. Each Target Fund’s shares are traded on the NYSE at prevailing market prices, which may be equal to, less than, or more than their NAV. Target Fund shares may be purchased by placing an order with any broker who effects trades in NYSE-listed stocks. The market price of a Target Fund’s shares may be determined by, among other things, the relative demand for and supply of the shares in the market, its investment performance, its dividends and yield, and investor perception of the Target Fund’s overall attractiveness as an investment as compared with other investment alternatives.

Acquiring Funds. While, as closed-end funds, the Target Funds do not continuously offer their shares, the Acquiring Funds continuously offers new shares to investors at a price equal to the NAV of the shares at the time of purchase. Class A shares of each Acquiring Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Acquiring Fund’s transfer agent or other financial institution that is authorized to sell such shares.

Combined Funds. The Acquiring Funds’ procedures for the purchase, exchange, redemption and valuation of shares will remain in place for the respective Combined Funds. See “Important Additional Information—Purchase and Sale of Fund Shares” in the Acquiring Funds’ Prospectus and “Additional Information Regarding Purchase of Shares” in the Acquiring Funds’ SAI for additional information about how to purchase Class A shares of the Acquiring Funds.

Valuation

The Target Funds’ and Acquiring Funds’ portfolio securities are subject to the same valuation policies. Shares of each Fund are valued, on any day that the NYSE is open, as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time). Each Fund calculates the NAV of its shares by dividing the total value of its net assets by the total number of shares outstanding. As of the close of regular trading on the NYSE, securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued based upon the last reported bid price. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired with 60 days of maturity or, if already held the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not reliable or readily available are valued at fair value, as determined in good faith pursuant to policies adopted by the Board of Directors of each Target Fund and, with respect to each Acquiring Fund, the Trustees of the Trust, as applicable.

Combined Funds. The Acquiring Funds’ procedures for the valuation of shares will remain in place for the respective Combined Funds. See “Shareholder Account Information—Transaction Policies” in the Acquiring Funds’ Prospectus and “Determination of Net Asset Value” in the Acquiring Funds’ SAI for additional information about the valuation of shares of each Acquiring Fund.

Redemptions

Target Funds. Each Target Fund and corresponding Acquiring Fund differ with respect to redemption rights and procedures. A shareholder of a Target Fund has no right to redeem his or her shares. Target Fund shareholders generally may sell their shares only in the secondary market at the then-current market price, which may be more or less than such Target Fund’s NAV per share. In contrast, a shareholder of an Acquiring Fund may redeem his or her shares from such Acquiring Fund on any day on which the Acquiring Fund is open for business by tendering such shares to the Acquiring Fund. The redemption price an Acquiring Fund will pay for such shares is equal to the NAV of the redeemed shares as next determined after receipt of a proper request for redemption.

Acquiring Funds. Shares of an Acquiring Fund received in a Reorganization, if redeemed, by sale or exchange, within 90 days of acquisition, will be subject to a redemption fee of 1.00% of the amount redeemed, and the applicable Acquiring Fund will retain the proceeds from such redemption fee.

Combined Funds. The Acquiring Funds’ procedures for the redemption of shares will remain in place for the respective Combined Funds. See “Shareholder Account Information—How to Sell Shares” in the Acquiring Funds’ Prospectus and “Additional Information Regarding Redemption of Shares” in the Acquiring Funds’ SAI for additional information about the redemption of shares of the Acquiring Funds.

Market Timing Trading Policies and Procedures

Combined Funds. Each Acquiring Fund has adopted market timing trading policies and procedures and such policies and procedures will remain in place for each Combined Fund. Shareholders should refer to the Acquiring Funds’ Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) for the specific market timing trading policies and procedures under the heading “Shareholder Account Information – Market Timing Trading Policies and Procedures.” As each Target Fund is a closed-end fund whose shares are valued based on their market value rather than NAV, they do not have a comparable policy.

Comparison of Maryland Corporations and Delaware Statutory Trusts

Maryland Corporations

A fund organized as a Maryland corporation, including each Target Fund, is governed both by the Maryland General Corporation Law (the “MGCL”) and the corporation’s charter and bylaws. Some of the key provisions of the MGCL and the Target Funds’ respective charters (each, a “Charter”) and Bylaws (“Bylaws”) are summarized below.

Stockholder Voting

Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders by the affirmative vote of holders of two-thirds of the shares entitled to cast a vote on the matter. Depending on the circumstances and the charter of the corporation, there are various exceptions to these vote requirements. Each Target Fund’s Charter provides that each Target Fund may not merge with another entity, or sell, lease or exchange all or substantially all of its assets or convert to an open-end fund, without the approval of at least 80% of each Target Fund’s “Continuing Directors” and an affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon. Each Target Fund’s “Continuing Directors” are those directors named in a Target Fund’s Charter or those currently holding office as Directors of such Target Fund.

Election and Removal of Directors

Shareholders of a Maryland corporation generally are entitled to elect and remove directors. Each Target Fund’s Bylaws provide that each director shall be elected by the affirmative vote of the holders of a plurality of all votes cast at a meeting of shareholders duly called at which a quorum is present. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Directors. The Target Funds hold annual meetings of common stock shareholders in compliance with the requirements of the MGCL and the NYSE, as appropriate. Each Target Fund’s Charter provides that any director may be removed from office at any time only for cause and only by the affirmative vote of at least two-thirds of the votes entitled to be cast generally in the election of directors.

Amendments to the Charter

Under the MGCL, shareholders of corporations generally are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. A change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The Directors of each Target Fund, without any action by the shareholders, are authorized to amend its Charter to increase or decrease the authorized number of shares of stock of such Target Fund or the number of shares of any class that a Target Fund has authority to issue.

Issuance and Redemption of Shares

The board of directors of a Maryland corporation has the power to authorize the issuance of stock and, prior to issuance of shares of any class or series, the board of directors of a Maryland corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each class or series. Each Target Fund’s Charter provides that the Directors of such Target Fund may authorize separate classes of shares and classify or reclassify any unissued shares by action of the Board.

Share Classes

The 1940 Act provides that an investment company may have multiple classes, and provides rules for the equitable treatment of holders of each class, including for the separate voting rights of classes, and for the differential fees that may be charged to different classes. Each Target Fund’s Charter provides for the creation of separate classes.

Stockholder, Director and Officer Liability

Under Maryland law, shareholders of a corporation generally are not personally liable for debts or obligations of a corporation. With respect to directors, the MGCL provides that a director who has met his or her statutory standard of conduct has no liability by reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder. The MGCL permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Each Target Fund’s Charter provides that, to the maximum extent permitted by Maryland law, the Directors will not be liable to the Target Fund or its shareholders for money damages. The MGCL permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Each Target Fund’s Charter authorizes, and each Target Fund’s Bylaws require, the Target Fund to indemnify directors and officers to the maximum extent permitted by Maryland law. Nothing in the Charter or Bylaws protects a Director against any liability to the Target Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Delaware Statutory Trusts

As a result of the Reorganizations, the shareholders of the Target Funds will become shareholders of a series of a Delaware statutory trust. A fund organized as a series of a Delaware statutory trust, such as each Acquiring Fund, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust or similar instrument; for each Acquiring Fund it is the Trust’s Declaration of Trust (“Declaration”). As is common for Delaware statutory trusts, internal governance matters of the Acquiring Funds are generally a function of the terms of the Declaration of Trust. The Acquiring Funds have taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Shareholder Voting

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Board of Trustees without seeking the consent of shareholders. The Acquiring Funds’ shareholders are entitled to a full vote for each full share held. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series’ policies, only shareholders of the series affected by the matter may be entitled to vote.

Election and Removal of Trustees

The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. In the event that less than the majority of the Trustees holding office have been elected by the shareholders, the Trustees then in office shall call a shareholders’ meeting for the election of Trustees. There shall be no cumulative voting in the election of Trustees, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. A shareholders’ meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares.

Liability

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders generally are shielded from personal liability for the trust’s debts or obligations to the same extent a shareholder is shielded from a corporation’s debts or obligations. The Delaware Act permits a shareholder to bring a derivative action on behalf of the trust if the trustees refuse to do so, but that power can be restricted by such standards and restrictions as are set forth in the declaration of trust. The Declaration provides that shareholders are not personally liable for the debts or obligations of the Acquiring Funds, and requires each Acquiring Fund to indemnify its shareholders against liability arising solely from the shareholder’s ownership of shares in the Fund.

A Delaware statutory trust can limit a trustee’s personal liability in the declaration of trust. The Declaration provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Declaration also provides that all third persons shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The 1940 Act currently provides that no officer or director shall be protected from liability to the Trust or shareholders for misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration concerning termination by action of the shareholders.

The foregoing is only a summary of certain rights of shareholders under the organizational documents governing each Fund and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

FINANCIAL HIGHLIGHTS

The audited financial statements of each Target Fund for the fiscal year ended December 31, 2010 have been incorporated herein by reference in reliance upon the reports of PricewaterhouseCoopers LLP, each Target Fund’s independent registered public accounting firm. The unaudited financials of each Target Fund for the semi-annual period ended June 30, 2011 also are incorporated herein by reference. As noted above, the Acquiring Funds have not yet commenced operations.

INFORMATION ABOUT THE REORGANIZATIONS

General

Under the Reorganization Agreement, each Target Fund will transfer its assets to the corresponding Acquiring Fund in exchange for (i) the assumption by such Acquiring Fund of the Target Fund’s liabilities and (ii) Class A shares of such Acquiring Fund. For more details about the Reorganization Agreement, see Appendix A “Form of Agreement and Plan of Reorganization.” The shares of an Acquiring Fund issued to a corresponding Target Fund will have an aggregate NAV equal to the aggregate NAV of such Target Fund’s shares outstanding immediately prior to the Reorganization. Upon receipt by a Target Fund of the shares of the corresponding Acquiring Fund, such Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date, the Target Fund will be dissolved under applicable state law.

The distribution of Acquiring Fund shares to the corresponding Target Fund shareholders will be accomplished by opening new accounts on the books of the respective Acquiring Fund in the names of the Target Fund shareholders and by transferring to those shareholder accounts the shares of the respective Acquiring Fund. Such newly-opened accounts on the books of an Acquiring Fund will represent the respective pro rata number of Class A shares of the corresponding Acquiring Fund that the Target Fund receives under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreements” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own Class A shares of the Acquiring Fund having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of the shareholder’s Target Fund shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of a Target Fund’s NAV.

No sales charge or fee of any kind will be assessed to Target Fund shareholders in connection with their receipt of shares of a corresponding Acquiring Fund in the Reorganization, although any redemptions and exchanges of Class A shares of an Acquiring Fund issued pursuant to a Reorganization will be subject to a 1.00% redemption fee for a period of 90 days following the Closing Date.

Terms of the Reorganization Agreements

Pursuant to the Reorganization Agreement, each Acquiring Fund will acquire the assets of a corresponding Target Fund on the Closing Date in consideration for the assumption of the Target Fund’s liabilities and shares of such Acquiring Fund.

On the Closing Date, each Target Fund will transfer to the corresponding Acquiring Fund its assets in exchange solely for Class A shares of the corresponding Acquiring Fund that are equal in value to the net assets (not the market value) of the Target Fund transferred to the corresponding Acquiring Fund as of the Closing Date, as determined in accordance with the corresponding Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, and the assumption by the corresponding Acquiring Fund of the liabilities of the Target Fund.

Each Target Fund expects to distribute the shares of the corresponding Acquiring Fund to the shareholders of such Target Fund promptly after the Closing Date. Thereafter, each Target Fund will be dissolved under Maryland law.

Each Target Fund and corresponding Acquiring Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the shareholders of each Target Fund;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects, as of the Closing Date, of the representations and warranties of the parties, and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of each Target Fund.

The members of the Board of Directors of each Target Fund, a majority of whom are Independent Directors, unanimously recommend that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of each Target Fund (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of each Target Fund will not be diluted as a result of consummation of the proposed Reorganization.

Reasons for the Reorganizations

The factors considered by each Board with regard to each Reorganization include, but are not limited to, the following:

•

The fact that the Reorganizations would achieve the conversion of the Target Funds into an open-end structure and would allow shareholders to purchase, exchange, or redeem shares of each Target Fund at the current NAV and eliminate any trading discount in Target Fund shares.

The Board noted that it had regularly evaluated the difference between each Target Fund’s market price per share and its NAV per share and considered whether measures to address each Target Fund’s discount, such as share repurchases in the open market or in private transactions, one-time or periodic tender offers, conversion to an open-end or interval fund, or other measures, would be in the best interests of the Target Fund and its shareholders. In particular, the Board noted that each Target Fund had established a Dividend Distribution policy and had sought and subsequently obtained an order of exemption from the SEC permitting each Target Fund to distribute long-term capital gains more frequently than otherwise permitted under Section 19(b) of the 1940 Act and Rule 19b-1 thereafter.

The Board also observed that, among other things, it had recently attempted to take steps to reduce each Target Fund’s discount by authorizing in-kind tender offers for each Target Fund and by approving subsequent conditional cash tender offers for each Target Fund in each of 2011 and 2012. The Board further observed that, notwithstanding these actions, the shares of each Target Fund continued to trade at a discount to NAV.

•	The likelihood that the Reorganization will eliminate each Target Fund from being the subject of activist efforts that may result in each Target Fund incurring significant expense.

The Board considered that unlike the Target Funds, the Acquiring Funds, as open-end funds, will not be the target of activist efforts, which for each of the Target Funds has created and could continue to create a significant expense. The Board noted, for example, that in 2010, the Target Funds were presented with a shareholder proposal that sought to terminate each Target Fund’s management and advisory agreements with SAAMCo. The shareholder proposal was rescinded, however, after the Board determined and announced that the conversion of each Target Fund into an open-end fund would be in the best interests of each Target Fund and its shareholders.

•

The investment goals of each Target Fund and corresponding Acquiring Fund are identical and the investment strategies and restrictions are substantially similar; however, certain strategies and restrictions are different. See “Summary – Investment Goals and Principal Investment Strategies.”

The Board considered that the investment goals of each Target Fund and corresponding Acquiring Fund are identical and that the investment strategies and restrictions of each Target Fund and the corresponding Acquiring Fund are substantially similar. The Board noted that, among other things, each Target Fund and corresponding Acquiring Fund (i) are similarly structured as non-diversified funds that generally invest in up to 40 securities; (ii) are sub-advised by two investment advisers that each manage a portion of each Fund; and (iii) allocate portfolio assets in an identical manner, i.e., the allocation of portfolio assets to the large-cap and mid- and small-cap portions of FGF and the large-cap growth and large-cap value portions of FGI.

The Board also considered the differences between the Target and Acquiring Funds, including that while the Funds invest primarily in U.S. markets, each Target Fund may not invest more than 20% of its assets in foreign securities, including equity securities of companies in emerging markets whereas each Acquiring Fund is not subject to this 20% limit. The Board also noted that unlike the Acquiring Funds, the Target Funds, as closed-end funds, may utilize leverage and issue senior securities (i.e., debt securities or preferred stock), and may invest in illiquid securities in excess of 15% of net assets (although the Target Funds have generally not invested in illiquid securities).

The Board further noted that each Acquiring Fund is a continuation of the respective Target Fund and will inherit the corresponding Target Fund’s performance and accounting history. In so doing, the Board observed that FGF outperformed all other funds in its Lipper peer universe for the one-, three-, and five-year periods ended March 31, 2011, and that FGI’s performance placed it second among all other funds in its Lipper peer universe for the same periods. The Board acknowledged that past performance is not necessarily an indication of how the Acquiring Funds will perform in the future.

•

The investment personnel who will manage the Combined Fund will not change as a result of a Reorganization. SAAMCo will continue to serve as the investment adviser of the Combined Fund and that the subadvisers of each Target Fund will continue to serve as subadvisers to the respective Combined Fund after the Reorganizations.

The Board noted that SAAMCo will continue to serve as investment adviser to the Combined Fund and that the same subadvisers and portfolio managers who currently manage each of the Target Funds are expected to continue to serve as the portfolio managers to the corresponding Combined Fund following the completion of the Reorganizations.

•	The same individuals serve on the Board of each Target Fund and the Trust, and Board oversight of each Combined Fund will remain the same.

The Board noted that the individuals serving on the Board of Trustees of the Trust are the same individuals as those who serve on the Board of Directors of each Target Fund.

•	The expectation that each Combined Fund, as an open-end fund, will have a projected annual expense ratio higher than the current annual expense ratio for each Target Fund.

In reviewing the Funds’ expenses, the Board considered the fact that each Acquiring Fund’s projected annual expense ratio is expected to be higher than the current annual expense ratio of the corresponding Target Fund. In evaluating the different shareholder and other expenses borne by the Target Funds and the Acquiring Funds, the Board considered the fact that Class A shares of each Acquiring Fund will be subject to a distribution and/or service (12b-1) fee, whereas each Target Funds, as a closed-end fund, does not pay a 12b-1 fee. The Board identified that the 12b-1 fee payable by each Acquiring Fund represents the most significant reason for the projected higher total expenses of each Acquiring Fund than the respective Target Fund. The Board also recognized and considered that other expenses of operating an open-end fund, such as transfer agency and custodian expenses, are generally higher than for a closed-end fund, as open-end funds typically are more expensive to operate because, for example, of daily cash movement from shareholder activity.

In considering the differences in Fund expenses, the Board further noted that, as open-end shareholders, additional account features and shareholder services would be available to Acquiring Fund shareholders, including that shareholders who receive Class A shares of the corresponding

Acquiring Fund would be able to exchange their shares for Class A shares of other open-end funds managed by SAAMCo without the imposition of a sales charge and that Acquiring Fund shareholders have the right to purchase or redeem shares directly from the Fund on any day the NYSE is open. In taking into account the expenses of the Acquiring Funds, the Board also considered SAAMCo’s contractual commitment to limit the total annual operating expenses of each Acquiring Fund’s Class A shares to 1.72%, whereas the Target Funds have no similar limit on expenses, but further noted that the estimated expenses of each Acquiring Fund were expected to be below that limit.

•

The fact that a 1.00% redemption fee will apply to Class A shares of an Acquiring Fund received by Target Fund shareholders in the Reorganizations that are redeemed (by sale or exchange) within 90 days following the closing of a Reorganization.

The Board noted that because each Target Fund currently trades at a discount to NAV, the prior announcement by the Board to convert each Target Fund into an open-end fund may have attracted arbitrageurs and other short-term traders to purchase shares of the Target Funds in anticipation of the Reorganizations. The Board considered that such traders may seek the opportunity to profit from the difference between the cost of purchasing Target Fund shares at a discount and the proceeds from redeeming comparable open-end fund shares at NAV.

In light of these considerations, the Board approved the imposition of the redemption fee, to be retained by each Combined Fund. In particular, the Board noted that the imposition of such redemption fees would likely have the effect of reducing the volume of redemptions of each Combined Fund’s shares immediately following the consummation of the Reorganizations, which would therefore (i) offset the brokerage and other costs resulting from such redemptions, (ii) mitigate the potential abuses associated with short-term trading and (iii) reduce any disruption of the Fund’s normal portfolio management.

The Board acknowledged that, to the extent an Acquiring Fund experiences net redemptions in the short term following the Reorganization, it is not possible to predict the extent of such net redemptions or whether such redemptions would require an Acquiring Fund to sell significant amounts of portfolio securities to fund such redemptions.

•

The terms and conditions of the Reorganizations, including that each Acquiring Fund will assume all of the liabilities of the respective Target Fund, and that each Reorganization will not be dilutive of the interests of the Target Fund’s shareholders.

The Board reviewed the potential for dilution of the interests of each Target Fund’s shareholders and determined that because the Reorganizations provide for the transfer of all of the assets of each respective Target Fund into a corresponding Acquiring Fund in exchange for such Acquiring Fund’s Class A shares having an aggregate NAV equal to the aggregate NAV of the respective Target Fund’s common stock, and the assumption by the Acquiring Fund of all of the corresponding Target Fund’s liabilities, the Reorganization should not result in economic dilution to either Fund. The Board also considered that the terms and conditions of the Reorganization Agreements are fair and reasonable as between the respective Funds.

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

For U.S. federal income tax purposes, each Reorganization is expected to be tax-free. Provided that the Reorganization is tax-free, no gain or loss will be recognized by a shareholder of a Target Fund who exchanges all of his, her or its shares of such Target Fund solely for the Class A shares of the corresponding Acquiring Fund pursuant to the Reorganization, and the aggregate tax basis of the Class A shares received by a shareholder of a Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the aggregate tax basis of the shares of such Target Fund surrendered in exchange therefor.

•	The costs associated with each Reorganization will be borne solely by the respective Target Fund.

The Board considered that each Target Fund’s shareholders would bear all the estimated costs of each Reorganization, including but not limited to the costs of preparing and printing the Combined Proxy Statement/Prospectus, and the solicitation costs incurred in connection with the Reorganization. These expenses in the aggregate are estimated to be approximately $277,000 in the case of FGF and $248,000 in the case of FGI, respectively.

For these and other reasons, the members of the Board of Directors, a majority of whom are Independent Directors, unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of each Target Fund and the interests of such Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that each of the Target Funds and the Acquiring Funds, receive an opinion from Willkie Farr & Gallagher LLP, special counsel to the Trust and special counsel to the Target Funds, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of section 368(a) of the Code and that the Target Funds and the Acquiring Funds each will be a “party to a reorganization” within the meaning of section 368(b) of the Code. As a “reorganization” within the meaning of section 368(a) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Funds or by the Acquiring Funds upon the transfer of all of the assets of each Target Fund to the corresponding Acquiring Fund solely in exchange for the shares of such Acquiring Fund and the assumption by such Acquiring Fund of all liabilities of the Target Fund, or upon the distribution of the Class A shares of an Acquiring Fund by the corresponding Target Fund to its shareholders in the subsequent liquidation of such Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization.

•

No gain or loss will be recognized by a shareholder of a Target Fund who exchanges all of his, her or its shares of such Target Fund solely for the shares of the corresponding Acquiring Fund pursuant to the Reorganization.

•

The tax basis of the Class A shares of an Acquiring Fund received by a shareholder of the corresponding Target Fund pursuant to a Reorganization (including any fractional share) will be the same as the tax basis of the common stock of such Target Fund surrendered in exchange therefor.

•

The holding period of the Class A shares of an Acquiring Fund received by a shareholder of the corresponding Target Fund pursuant to a Reorganization (including any fractional share) will include the holding period of the common stock of such Target Fund surrendered in exchange therefor, provided that such Target Fund shareholder held his or her Target Fund common stock as capital assets at the time of the Reorganization.

•

Each Acquiring Fund’s tax basis in assets of the corresponding Target Fund received by such Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the corresponding Target Fund immediately prior to a Reorganization, and an Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the corresponding Target Fund.

The opinion of Willkie Farr & Gallagher LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of each Target Fund and each Acquiring Fund and assume, among other things, that each Reorganization will be consummated in accordance with the operative documents. The opinion will not express an opinion as to the tax effects of each Acquiring Fund or Target Fund or the respective shareholders of each from the marking to market of certain categories of assets as of the closing of the taxable year of a Target Fund. An opinion of counsel is not binding on the IRS or any court.

Each Acquiring Fund intends to be taxed under the rules applicable to regulated investment companies as defined in section 851 of the Code, which are the same rules currently applicable to the corresponding Target Fund and its shareholders.

Each Acquiring Fund will succeed to the capital loss carryforwards, if any, of the corresponding Target Fund.

Expenses of the Reorga nizations

Each Target Fund will pay the expenses incurred in connection with the Reorganizations, including all direct and indirect expenses and out-of-pocket costs.

Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials provided to each Fund’s Board, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditor fees associated with inclusion of each Target Fund’s financial statements in the Form N-14; proxy solicitation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. The total expenses incurred in connection with the Reorganization are estimated to be approximately $277,000 in the case of FGF and $248,000 in the case of FGI. Neither of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganization.

All other expenses of each of the parties shall be paid by the applicable party.

Continuation of Shareholder Accounts and Plans; Share Certificates

If the Reorganization is approved, an Acquiring Fund will establish an account for the corresponding Target Fund shareholders containing the appropriate number of shares of such Acquiring Fund.

It will not be necessary that shareholders of the Target Funds to whom certificates have been issued surrender their certificates. Upon the termination of each Target Fund, such certificates will become null and void. Generally, no certificates for the Acquiring Funds will be issued.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganizations will be passed on by Willkie Farr & Gallagher LLP, special counsel to the Funds, and certain legal matters concerning the issuance of shares of the Acquiring Funds will be passed on by Richards, Layton & Finger, P.A., as special Delaware counsel to each Acquiring Fund.

OTHER INFORMATION

Capitalization

Each Target Fund has a single class of common stock, and the corresponding Acquiring Fund has classified its shares into three classes of shares, Class A, Class C, and Class W. Only one class—Class A shares—are offered by this Combined Prospectus/Proxy Statement. Class A shares of the Acquiring Funds are new and have been authorized by the Trust’s Board of Trustees to be issued to the corresponding Target Fund shareholders in connection with the Reorganizations. The following tables set forth, as of June 30, 2011: (i) the unaudited capitalization of each Target Fund’s common stock; (ii) the unaudited capitalization of Class A shares of each Acquiring Fund; and (iii) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
FGF Target Fund (Common Stock)	$308,477,814	$21.65	14,248,665
FGF Acquiring Fund (Class A)	N/A	N/A	N/A
Pro Forma Combined Fund (Class A)	$308,477,814	$21.65	14,248,665

FGI Target Fund (Common Stock)	$143,752,947	$19.85	7,241,427
FGI Acquiring Fund (Class A)	N/A	N/A	N/A
Pro Forma Combined Fund (Class A)	$143,752,947	$19.85	7,241,427

Shareholder Information

As of the Record Date, the Directors and officers of each Target Fund as a group owned less than 1% of the shares of such Fund. As of the Record Date, no person was known by each Target Fund to own beneficially or of record 5% or more of any class of shares of the such Fund except as follows:

FGF Target Fund

Name & Address	Class	% of Fund	% of Combined Fund Post-Closing

FGI Target Fund

Name & Address	Class	% of Fund	% of Combined Fund Post-Closing

Shareholder Rights and Obligations

Each Acquiring Fund is a series of the Trust. The Trust was formed on May 31, 1995 as a business trust under the laws of the State of Delaware. The Trust currently offers shares of seven series, including each of the Acquiring Funds. Each Acquiring Fund is “non-diversified” within the meaning of the 1940 Act. Ownership of the Trust is represented by transferable shares of beneficial interest. The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of full and fractional shares, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust. Each Acquiring Fund has three classes designated as Class A, Class C and Class W shares; only Class A shares of the Acquiring Funds are offered in this Combined Prospectus/Proxy Statement. In the future, the Trustees may authorize the creation of additional series of shares which may have fee structures different from existing classes and/or may be offered only to certain qualified investors so as to be able to offer to investors additional investment funds within the Trust that would operate independently from the Trust’s present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each class of shares of the Trust represents the interests of the shareholders of that series in a particular portfolio of Trust assets.

Each Target Fund is a non-diversified, closed-end management investment company registered under the 1940 Act. FGF was organized as a Maryland corporation on May 18, 2005. FGI was organized as a Maryland corporation on September 7, 2005. Each Target Fund’s charter (each a “Charter” and collectively, the “Charters”) authorizes the Board to issue up to 200,000,000 shares of common stock at par value of $.001 per share. The Board of each Target Fund has currently authorized 200,000,000 shares of common stock of a respective Target Fund.

Unless (i) the Board of Trustees has determined that a matter only affects the interests of one or more class or classes (in which case only shareholders of the affected class or classes are entitled to vote) or (ii) as otherwise required by applicable law, on any matter submitted to a vote of shareholders of an Acquiring Fund, all shares entitled to vote are voted in the aggregate and not by class. All shareholders of a Target Fund vote together as a group. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote. The Target Funds’ shares do not have cumulative voting rights.

The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called by the trustees or at the request of shareholders owning at least 10% of the outstanding shares of an Acquiring Fund entitled to vote. According to the Bylaws of each Target Fund, an annual meeting of shareholders is to be held on a date and time as may be determined by each Target Fund’s Board of Directors. The place of the annual meeting shall be designated in the notice sent out by the Board of Directors, and the meeting will take place for the purpose of electing directors and the transaction of such other business as may properly be brought before the meeting. Special meetings of stockholders of each Target Fund may be called by the Board of Directors or the President, or at the request of stockholders entitled to cast at least a majority of the outstanding shares entitled to vote.

With respect to each Acquiring Fund, shares of the same class within each Acquiring Fund have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each Acquiring Fund and class of shares within such Acquiring Fund bear their own expenses related to the distribution of shares (and other expenses such as shareholder or administrative services).

There are no preemptive rights in connection with shares of the Target Funds or the Acquiring Funds. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of each Acquiring Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

Under Maryland law and the Bylaws of each Target Fund, the only matters that may be acted on at a special meeting of shareholders are those stated in the notice of special meeting. Accordingly, other than procedural matters relating to the proposal to approve the respective Reorganizations, no other business may properly come before the Special Meeting. If any such procedural matter requiring a vote of shareholders should arise, the persons named as proxies will vote such procedural matter in accordance with their discretion. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Gregory N. Bressler, Secretary, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Trust within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of each Target Fund and the respective Board primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about [            ], 2011. Target Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of each Target Fund and its affiliates, as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The Target Fund has retained [                    ], a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Target Fund shareholders may receive a telephone call from [                    ] asking them to vote. The proxy solicitation expenses

in connection with the Reorganization are estimated to be approximately $[            ] in the case of FGF and $[            ] in the case of FGI. These expenses will be borne by the respective Target Fund.

Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of the Target Funds. Representatives of SAAMCo and its affiliates and other representatives of the Target Funds may also solicit proxies. Questions about the proposals should be directed to SAAMCo by telephone at (800) 858-8850 or by mail at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Fund into the corresponding Acquiring Fund and the solicitation of proxies by and on behalf of the respective Boards of Directors for use at the Special Meeting. The Special Meeting will be held on December 19, 2011 at 10:00 a.m., Eastern time, at the offices of SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, or at such later time as is made necessary by any postponement or adjournment.

As of the Record Date, each Target Fund had the following number of shares outstanding:

FGF Target Fund

Shares	Number of Shares
Common Stock	[	]

FGI Target Fund

Shares	Number of Shares
Common Stock	[	]

Only shareholders of record as of the Record Date will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

Each Reorganization has been unanimously approved by the members of the Board of Directors of the respective Target Fund, a majority of whom are Independent Directors. As a result, and pursuant to the Charter of each Target Fund, the transactions contemplated by each Reorganization Agreement require the affirmative vote of the holders of the shares of the Target Fund’s common stock entitled to cast a majority of the votes entitled to be cast on the matter. The Board of Directors of each Target Fund has fixed the close of business on October 11, 2011 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy card or by submitting a Proxy by telephone or over the internet), the shares of a Target Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof. Under Maryland law, other than procedural matters relating to the proposal to approve the Reorganization, no matter may be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

One third of the outstanding shares of each Target Fund entitled to vote on a proposal must be present in person or by Proxy to have a quorum to conduct business at the Special Meeting.

The chairman of the meeting or the persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of a Target Fund without further notice to permit further solicitation of Proxies. If a shareholder vote is called, any such adjournment will require the affirmative vote of a majority of votes cast. Those proxies that are instructed to vote in favor of the Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the Reorganization will vote against any such adjournment, as applicable.

Adjournments or postponements may occur in order to defer action on the Reorganization. The Special Meeting may be adjourned up to 120 days after the Record Date for the Special Meeting without further notice other than announcement at the Special Meeting. At any adjourned Special Meeting at which a quorum is present, any action may be taken that could have been taken at the Special Meeting originally called.

All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the Reorganization.

Manner of Voting

Target Fund shareholders may vote by appearing in person at the Special Meeting, or may authorize proxies by returning the enclosed Proxy card or via telephone or the internet using the instructions provided on the enclosed Proxy card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic Proxy, by giving written notice of revocation to the Secretary of the Target Fund, or by voting in person at the Special Meeting.

By Mail. To authorize your proxies by mail, you should date and sign the Proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.

By Telephone. There are two convenient methods to authorize your Proxy by telephone. If available for your account, a toll-free telephone number will be printed on your Proxy card. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. (Please note, however, that telephone authorization may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy card. At the prompt, follow the menu.

Second, a separate toll-free number is provided on the Proxy card for shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in this Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

A written confirmation of your telephone instructions will be mailed within 72 hours. You should immediately call
[(      ) [      ]-[        ] toll-free between 9 A.M. and 6 P.M. Monday through Friday Eastern time] if no confirmation is received or if your instructions have not been properly reflected.

By Internet. To authorize your proxies over the internet, please log on to the website listed on your Proxy card and click on the Proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. After logging on, follow the instructions on the screen. If you receive more than one Proxy card, you may vote them during the same session. (Please note, however, that internet authorization may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

Additional Information. Shareholders authorizing their Proxies by telephone or over the internet need not return their Proxy card by mail.

A person submitting voting instructions by telephone or over the internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing [                    ], a proxy solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

Each Target Fund believes that the procedures for authorizing the execution of a Proxy by telephone or over the internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed Proxy card promptly, even if you expect to be present in person at the meeting, since you can always reverse your vote at the Special Meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

[            ], 2011

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2011, by and between SunAmerica Specialty Series, a Delaware statutory trust (the “Trust”), on behalf of [                    ] (the “Acquiring Fund”), and SunAmerica Focused Alpha [                    ] Fund, Inc., a Maryland corporation (the “Target Fund” and, together with the Acquiring Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange solely for Class A shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation and dissolution of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Target Fund are, respectively, open-end and closed-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of common stock;

WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Directors of the Target Fund has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and has directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I.

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1. THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

1.2. ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s securities and other investments.

1.3. LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured (the “Assumed Liabilities”).

1.4. STATE FILINGS. Prior to the Closing Date, the Target Fund, on behalf of the Acquiring Fund, shall make any filings with the State of Maryland that are required under the laws of the State of Maryland to be made prior to the Closing Date.

1.5. LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and dissolve as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due to Target Fund Shareholders. The Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6. OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7. TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8. REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund. The Target Fund shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9. TERMINATION OF REGISTRATION; DISSOLUTION. The Target Fund will, as soon as practicable after the Closing Date, file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that the Target Fund has ceased operations as an investment company. Upon receipt of such order, the Target Fund shall be dissolved, terminated and have its affairs wound up, promptly after having made all distributions made pursuant to paragraph 1.5, in accordance with the laws of the State of Maryland and the federal securities laws.

1.10. BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11. ACTION BY THE COMPANY. The Target Fund shall take all actions expressed herein as being the obligation of the Target Fund. The Trust shall take all actions expressed herein as being the obligation of the Acquiring Fund or the Trust, as applicable, on behalf of the Acquiring Fund.

ARTICLE II.

VALUATION

2.1. VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2. VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the Valuation Time, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III.

CLOSING AND CLOSING DATE

3.1. CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [            ], 2011, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Funds’ investment adviser (the “Adviser”), or at such other time and/or place as the parties may agree.

3.2. CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of Fund securities by the Target Fund. The Target Fund’s Fund securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3. EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the Fund securities of the Acquiring Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4. TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, Computershare Trust Company, N.A. (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of outstanding shares owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.

3.5. DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6. FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV.

REPRESENTATIONS AND WARRANTIES

4.1. REPRESENTATIONS OF THE TARGET FUND. The Target Fund represents and warrants to the Acquiring Fund as follows:

(a) The Target Fund is a corporation that is duly organized, validly existing and in good standing under laws of the State of Maryland. The Target Fund is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Target Fund has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Fund is registered as a closed-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Target Fund will not result in the violation of Maryland law or any provision of the Target Fund’s charter or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Target Fund result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound.

(f) The Target Fund has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation by or before any court or governmental body is pending or to the Target Fund’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business, or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of December 31, 2010, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Target Fund for the six months ended June 30, 2011 have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Target Fund, whether actual or contingent and whether or not determined or determinable as of such date, that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended December 31, 2010 and the unaudited financial statements for the six months ended June 30, 2011, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of Fund assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since June 30, 2011 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since [            ], 20[    ], there has not been any material amendment of the Target Fund’s organizational documents.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Fund has authorized shares of common stock consisting of 200,000 shares having a par value of $0.001 per share, of which it is authorized to issue 200,000 shares of the Target Fund. All issued and outstanding shares of common stock of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Maryland state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Target Fund has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Target Fund. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund is treated as a corporation under the Code. For each taxable year of its operation, the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to satisfy its obligations under Subchapter M to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under section 103 of the Code over (y) its deductions disallowed under sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that are required to have been distributed, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date the Target Fund will not have any tax liability under section 852 or section 4982.

(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Target Fund of the transactions contemplated by this Agreement.

(r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [December 19], 2011 (or such other date as the parties may agree to in writing).

(s) The approval of the Reorganization requires the affirmative vote of the shareholders of the Target Fund representing a majority of its outstanding voting securities. Such vote is the only vote of shareholders necessary to approve this Agreement on behalf of the Target Fund.

4.2. REPRESENTATIONS OF THE COMPANY AND THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:

(a) The Trust is a statutory trust organization under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof. The Acquiring Fund is a duly established, separate series of the Trust. The Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Fund furnished to the Acquiring Fund by the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to itself and the Acquiring

Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Delaware law or any provision of the Trust’s Declaration of Trust, as amended or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(h) The Trust has authorized shares of common stock allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.0001 per share, of which it is authorized to issue [        ] shares of Class A for the Acquiring Fund. All issued and outstanding shares of common stock of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(i) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Funds, enforceable in accordance with its terms, and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(k) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(l) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under section 852 or section 4982.

(m) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V.

COVENANTS OF THE COMPANY, THE ACQUIRING FUND AND THE TARGET FUND

5.1. OPERATION IN ORDINARY COURSE. Each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2. STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio securities showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Target Fund.

5.3. ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4. ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5. CONTRACT TERMINATION. The Target Fund will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6. FURTHER ACTION. Subject to the provisions of this Agreement, the Target Fund and the Trust, on behalf of the Acquiring Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7. STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of section 381 of the Code, and which will be certified by the Treasurer of the Target Fund.

5.8. UNAUDITED FINANCIAL STATEMENTS. The Target Fund shall furnish to the Acquiring Fund, within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Target Fund as complying with the requirements hereof.

5.9. PREPARATION OF N-14 REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10. TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of section 368(a) of the Code. Willkie Farr & Gallagher LLP, special counsel to the Target Fund and the Trust, will render an opinion on these matters. None of the Trust, the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, special counsel to the Trust and the Target Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11. REASONABLE BEST EFFORTS. The Trust, the Acquiring Fund and the Target Fund shall use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12. AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13. DISTRIBUTION. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.14. PROXY. The Target Fund agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1. All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Trust shall have delivered to the Target Fund a certificate executed by the Target Fund’s President or a Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Fund as the Target Fund shall reasonably request. The Target Fund shall have received certified copies of the resolutions adopted by the Board of Trustees, with respect to the Acquiring Fund, approving this Agreement and the transactions contemplated herein.

6.2. The Target Fund shall have received on the Closing Date an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Trust is a statutory trust validly existing under the Delaware Statutory Trust Act (the “Act”).

(b) The Trust has the power and authority to execute, deliver and perform all of the obligations under the Declaration of Trust under the applicable laws of the State of Delaware. The execution and delivery of the Agreement and the consummation by the Trust of the transactions contemplated thereby have been duly authorized by all requisite action on the part of the Trust under the Act and the Declaration of Trust.

(c) The execution and delivery by the Trust, on behalf of the Acquiring Fund, of the Agreement and the performance of its obligations under the Agreement do not violate the Declaration of Trust or the by-laws of the Trust.

(d) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Trust with the terms and provisions thereof will violate any provision of law of the State of Delaware applicable to the Trust.

6.3. The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of the our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Trust and the Acquiring Fund.

In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Richards, Layton & Finger, P.A. as to matters of Delaware law.

ARTICLE VII.

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY AND THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by the Target Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1. All representations, covenants and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed by the Target Fund’s President or a Vice President and the Treasurer or Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Target Fund as the Acquiring Fund shall reasonably request. The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Directors, with respect to the Target Fund, approving this Agreement and the transactions contemplated herein.

7.2. The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio securities showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Target Fund.

7.3. The Target Fund shall have received on the Closing Date an opinion of Venable LLP, as special Maryland counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Fund is a corporation duly incorporated and existing under the laws of the State of Maryland and is in good standing with the State Department of Assessments and Taxation of Maryland.

(b) The Target Fund has the power to execute, deliver and perform all of the obligations under the Agreement under the applicable laws of the State of Maryland. The execution and delivery of the Agreement and the consummation by the Target Fund of the transactions contemplated thereby have been duly authorized by all necessary corporate action on the part of the Target Fund.

(c) The Agreement has been duly executed and delivered by the Target Fund.

(d) The execution and delivery by the Target Fund of the Agreement, and the performance of the obligations under the Agreement, do not conflict with the charter or the bylaws of the Target Fund.

(e) Neither the execution, delivery nor performance by the Target Fund of the Agreement, will contravene any provision of any applicable law of the State of Maryland.

7.4. The Target Fund shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Target Fund and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Target Fund is registered as a closed-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Target Fund of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Target Fund, or the enforceability of the Agreement against the Target Fund.

In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Venable LLP as to matters of Maryland law.

7.5. As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, or other fees payable for services provided to the Target Fund, from those described in the N-14 Registration Statement.

ARTICLE VIII.

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE TRUST, THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Acquiring Fund or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:

8.1. This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Fund’s charter and bylaws, as amended, applicable Maryland law, the rules of the NYSE and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust, the Acquiring Fund nor the Target Fund may waive the condition set forth in this paragraph 8.1.

8.2. The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3. All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5. As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Acquiring Fund or the Target Fund, or the Adviser, Directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6. The Trust and the Target Fund shall have received an opinion of Willkie Farr & Gallagher LLP substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Target Fund and on behalf of the Acquiring Fund, and its respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(b) under section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) under sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the transfer of any stock in a passive foreign investment company as defined in section 1297(a) of the Code;

(d) under section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by the Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by the Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;

(g) under section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of to the Target Fund immediately prior to the transfer, except for certain adjustments that may be required to be made solely as a result of gain recognized on the transfer of certain assets of the Target Fund; and

(h) under section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund except for any assets on which gain was recognized upon the transfer to the Acquiring Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Target Fund and the Trust, on behalf of the Acquiring Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, the Target Fund or the Trust, on behalf of the Acquiring Fund, may not waive the condition set forth in this paragraph 8.6.

ARTICLE IX.

EXPENSES

Except as otherwise expressly provided in this Agreement, the Target Fund shall bear the direct and indirect expenses incurred in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s Fund securities after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X.

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2. The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI.

TERMINATION

11.1. This Agreement may be terminated by the mutual agreement of the Trust, on behalf of the Acquiring Fund and by the Target Fund. In addition, the Trust, on behalf of the Acquiring Fund, or the Target Fund may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust, the Board of Trustees, the Target Fund or the Board of Directors, or of the Trust or Acquiring Fund to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII.

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trust or the Target Fund as specifically authorized by the respective Board of Trustees or Board of Directors; provided, however, that, following the meeting of the Target Fund Shareholders called by the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.

ARTICLE XIII.

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3. This Agreement shall be governed by, and construed in accordance with, the laws of the State of New York.

13.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

ARTICLE XIV.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SUNAMERICA SPECIALTY SERIES, on behalf of its series,

[ ]

By:
Name:
Title:

SUNAMERICA FOCUSED ALPHA [ ] FUND, INC.

By:
Name:
Title:

Appendix B

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS

FGF

SunAmerica Focused Alpha Growth Fund, Inc. (“FGF” or a “Fund”) is a Maryland corporation that was organized on May 18, 2005. FGF is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

FGI

SunAmerica Focused Alpha Large-Cap Fund, Inc. (“FGI” or a “Fund”) is a Maryland corporation that was organized on September 7, 2005. FGI is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVE AND POLICIES

General

FGF

The Fund’s investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock-picking strategy in which the Fund, through Subadvisers selected by the Investment Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) primarily in the U.S. markets.

The Fund will invest primarily in equity securities selected on the basis of growth criteria. Initially, the Investment Adviser will allocate Fund assets between two Subadvisers, one of which manages the large-cap portion of the Fund and the other which manages the small- and mid-cap portion of the Fund. The Fund currently will invest approximately 65% of its assets in the large-cap portion of the Fund and 35% of its assets in the small- and mid-cap portion of the Fund. The percentages mentioned above reflect the projected asset allocations under normal market conditions. The Investment Adviser has based the target investment percentages in the large-cap and small-and mid-cap portions of the Fund on the degree to which the Investment Adviser believes the equity securities, in combination, to be appropriate for the Fund’s investment objective. The Investment Adviser may rebalance the percentages from time to time.

Under normal market conditions, the Fund will hold up to a total of 40 securities, including approximately 20 securities in the large-cap portion of the Fund and approximately 20 securities in the small- and mid-cap portion of the Fund. The large-cap portion of the Fund will have a dollar-weighted average market capitalization of $13 billion or more, although specific issuers held in this portion of the Fund may have a market capitalization of less than that amount. The small- and mid-cap portion of the Fund will have a dollar-weighted average market capitalization of less than $13 billion, although specific issuers held in this portion of the Fund may have a market capitalization of greater than this amount. The Fund may invest up to 20% of its assets in foreign securities, including equity securities of companies in emerging markets. Each Subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Fund. On a quarterly basis, SunAmerica Asset Management Corp. (“SAAMCo”) will monitor the Fund’s holdings to ensure that the Fund maintains the required level of diversification and otherwise conducts its operations to qualify as a regulated investment company for purposes of Subchapter M of the Code.

If one of the Fund’s Subadvisers believe that extraordinary conditions affecting financial markets warrant, the Subadviser’s portion of the Fund may temporarily be invested primarily in money market securities or money market mutual funds. When the Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective.

FGI

The Fund’s investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock-picking strategy in which the Fund, through Subadvisers selected by the Investment Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) of large-capitalization companies primarily in the U.S. markets. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-capitalization companies. The Fund considers large-capitalization companies to include companies whose market capitalizations are equal to or greater than the smallest company in the Russell 1000 Index during the most recent 12-month period. As of the most recent annual reconstitution on June 24, 2011, the market capitalization range of companies in the Russell 1000 Index was approximately $1.15 billion to $393 billion. Some companies may fall outside the definition of large-capitalization after the Fund has purchased their securities. These companies continue to be considered large-capitalization companies for purposes of the Fund’s 80% investment policy in large-capitalization companies.

The Fund will invest primarily in equity and equity-related securities of large-capitalization companies, which are generally selected to achieve a blend of growth companies, value companies and companies that have elements of growth and value. Initially, the Investment Adviser will allocate Fund assets between two Subadvisers, one of which manages the large-cap growth portion of the Fund and the other which manages the large-cap value portion of the Fund. The Fund currently will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the Fund. The percentages mentioned above reflect the projected asset allocations under normal market conditions. Each Subadviser may emphasize either a growth or a value orientation (as applicable) or a core orientation at any particular time. The Investment Adviser has based the target investment percentages in the large-cap growth and large-cap value portions of the Fund on the degree to which the Investment Adviser believes the equity securities, in combination, to be appropriate for the Fund’s investment objective. The Investment Adviser may rebalance the percentages from time to time.

The Fund will generally hold up to a total of 40 securities. The Fund will generally consist of between 10 to 20 securities in the large-cap growth portion of the Fund and between 10 to 20 securities in the large-cap value portion of the Fund. The Fund may invest up to 20% of its assets in foreign securities, including equity securities of companies in emerging markets. Each Subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Fund. On a quarterly basis, SAAMCo will monitor the Fund’s holdings to ensure that the Fund maintains the required level of diversification and otherwise conducts its operations to qualify as a regulated investment company for purposes of Subchapter M of the Code.

If either of the Fund’s Subadvisers believe that extraordinary conditions affecting financial markets warrant, that Subadviser’s portion of the Fund may temporarily be invested primarily in money market securities or money market mutual funds. When the Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective.

Portfolio Investments of the Funds

Common Stocks

Common stock represents an equity ownership interest in an issuer. Each Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Foreign Securities

Foreign securities include American Depositary Receipts (ADRs), securities of companies organized outside of the United States, securities of companies that derive greater than 50% of their revenue from activities outside the United States or the securities of companies that are listed and primarily trade on a foreign exchange. Under normal circumstances, the Fund may invest up to 20% of its assets in securities of foreign issuers. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United

States. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts as described below, which evidence ownership in underlying foreign securities).

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

The Funds’ investments in debt securities may also include bonds issued by countries in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. While there is no limit on the amount of assets each Fund may invest outside of the United States, such Fund will not invest more than 20% of its assets, at the time of acquisition, in foreign securities, including equity and fixed income securities of governments and companies in emerging markets.

Short-Term Investments

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

Defensive Instruments

Defensive instruments include high-quality fixed income securities and money market instruments. A Fund will use temporary defensive instruments in response to adverse market, economic, political or other conditions. When a Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Fund may not achieve its investment goal.

Money Market Securities

The following is a brief description of the types of U.S. dollar-denominated money market securities in which each Fund can invest. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They must be rated in the highest rating categories by Moody’s or S&P, or other rating organizations. They may have fixed, variable or floating interest rates. Each Fund may invest in the following money market instruments:

U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, as described above.

Bank Obligations. The Funds can buy time deposits, certificates of deposit and bankers’ acceptances. They must be obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion. “Banks” include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation.

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Each Fund will generally open interest-bearing accounts only with, or purchase certificates of deposit or bankers’ acceptances only from, banks or savings and loan associations whose deposits are federally insured and whose capital is at least $50 million.

Commercial Paper. Each Fund can invest in commercial paper if it is rated within the top two rating categories of S&P or Moody’s or other rating organizations. If the paper is not rated, it may be purchased if a subadviser determines that it is comparable to rated commercial paper in the top two rating categories of national rating organizations.

Commercial Paper is a short-term note issued by a domestic corporation. Each Fund may purchase commercial paper only if judged by a subadviser to be of suitable investment quality. This includes commercial paper that is rated in the two highest categories by S&P and by Moody’s.

Each Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by a Fund.

Derivatives

Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

Options

Options on Securities. Each Fund may write and purchase call and put options (including yield curve options) on any securities in which the Funds may invest. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

When a Fund writes a call on a security, it receives a premium and agrees to sell the underlying security to a purchaser of a call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The Fund has retained the risk of loss, which could be substantial if the Fund does not own the underlying securities, should the price of the underlying security increase during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because the Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gains for federal income tax purposes, and when distributed by the Fund, are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a call option entails the Fund giving a party a right to purchase certain securities at a set future date and price determined at the time of contract, in return for a premium. A written call is covered to the extent that the Fund owns the securities subject to the option. The premium the Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the exercise price and any transaction costs incurred minus the sum of the sale price of the underlying investment and the premium received.

Each Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities.

When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

Options on Foreign Currencies. Each Fund may write and purchase puts and calls on foreign currencies. A call written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration which is segregated by the Fund) upon conversion or exchange of other foreign currency held in its portfolio. A put option is “covered” if a Fund segregates cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Fund on a foreign currency is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by maintaining with the Fund’s custodian cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars, marked-to-market daily. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities Indices. Each Fund may write and purchase call and put options on securities indexes. Puts and calls on broadly based securities indexes are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”), which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund’s exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as pertaining to calls.

Futures Contracts and Options on Futures

Futures. Each Fund expects to enter into futures transactions for investment purposes in U.S. and non-U.S. equity index futures, and U.S. and non-U.S. fixed income futures currency forwards.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset, at a specified price, on a specified future date.

The risks associated with a Fund’s use of futures contracts include the risk that: (i) losses caused by sudden, unanticipated market movements may be significant; (ii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference item; (iii) the underlying reference item may not perform the way the subadviser expected it to; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; (v) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times; and (vi) although the Fund will generally purchase only exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment with a futures commission merchant (the “Futures Broker”). The initial margin payment will be deposited with the Futures Broker in an account registered in the Fund’s name. A Fund generally intends to deposit repurchase agreements or other money market instruments with the Futures Broker for the initial margin payment. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the Futures Broker on a daily basis. If a Fund is required to increase its variation margin when the Fund has insufficient cash, the Fund may need to sell securities or other assets, including at disadvantageous times to meet such margin requirements. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

Each Fund may purchase or sell interest rate futures contracts for either investment purposes or to attempt to hedge against the effects of interest rate changes on the Fund’s current or intended investments in fixed income securities. For example, if interest rates were expected to increase, a Fund might sell interest rate futures contracts. If used for hedging, such a sale would have much the same effect as selling some of the long-term bonds in the Fund’s portfolio, if any. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of a Fund’s interest rate futures contracts would be expected to increase. If used for investment purposes, the value of the Fund would increase as a result. If used for hedging purposes, this increase in the value of the interest rate futures would be expected to approximately offset the decline in the value of the long-term bonds, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased for investment or as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds, without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Fund’s cash reserves could then be used to buy long-term bonds on the cash market.

Each Fund may purchase or sell stock index, bond index or single bond futures contracts for either investment purposes or to attempt to hedge the Fund’s current or intended investments against broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to either directly benefit from the increase in value of the futures or to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result. If such decline in the market value of the Fund’s securities occurs, the loss in value of Fund securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and/or if the Fund anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may provide gains for the Fund or offset, in part or entirely, increases in the cost of securities that the Fund intends to purchase. If used for hedging purposes, as such purchases of securities are made, the corresponding positions in stock or bond index futures contracts would be closed out.

Each Fund may purchase or sell foreign currency futures contracts for either investment purposes or to hedge its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of Fund securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Fund may sell futures contracts on a foreign currency when it anticipates a decline in the value of such currency relative to the dollar. If a Fund holds securities denominated in such currency and such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. If a Fund sold the futures for investment purposes and such decline occurs, the Fund would benefit from the gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities, since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates. Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of Fund securities to be acquired.

Options on Futures. As noted above, the Funds may purchase and write options on commodities, commodities futures contracts, interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts. (Unless otherwise specified, options on commodities futures contracts, options on interest rate futures contracts, options on stock and bond index futures contracts and options on foreign currency futures contracts are collectively referred to as “Options on Futures.”)

Each Fund may write a call on a futures contract for investment purposes or as a partial hedge against declining prices of the securities in the Fund’s portfolio. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides additional income that may provide a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. A Fund may write a put option on a futures contract for investment purposes or as a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides additional income and may provide a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Fund’s losses from exercised options on futures may to some extent, if utilized for hedging purposes, be reduced or increased by changes in the value of Fund securities.

Each Fund may purchase options on futures for direct investment purposes or hedging purposes instead of purchasing or selling the underlying futures contract. For example, where a market-wide decline or changes in interest or exchange rates are anticipated, the Fund may purchase put options in lieu of selling a futures contract or for investment purposes. In the event that such decrease or changes occur, a Fund should profit on the option and any loss on the Fund’s futures contracts may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase calls on futures, rather than purchasing the underlying futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.

Limitations on Entering into Futures Contracts and Options on Futures

Each Fund has an operating policy which provides that it will not enter into futures contracts or write put or call options with respect to futures contracts unless such transactions are either “covered” or subject to appropriate asset segregation requirements. Each Fund bases its asset segregation policies on methods permitted by the SEC staff and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff. Generally, these require that a Fund segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis. With respect to futures contracts that are not contractually required to “cash-settle,” a Fund covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to futures contracts that are contractually required to “cash-settle,” however, the Fund sets aside liquid assets in an amount equal to that Fund’s daily mark-to-market (net) obligation (i.e., the Fund’s daily net liability, if any), rather than its notional value.

Each Fund generally will use its money market instruments to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the money market instruments (or any other liquid asset segregated) may not be used for other operational purposes. Each Fund’s Subadviser will monitor a Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Additional Information About Options

The Fund’s custodian, or a securities depositary acting for the custodian, will act as the Fund’s escrow agent through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon the Fund’s entering into a closing transaction.

The Fund’s ability to close out its position as a purchaser or seller of a call or put option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (4) interruption of the normal operations of an exchange; (5) inadequacy of the facilities of an exchange to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund’s option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund’s control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund’s net asset value being more sensitive to changes in the value of the underlying investments.

Over-the-counter (“OTC”) options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “Counterparties” and are individually referred to as a “Counterparty”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the Fund will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by the Fund and the amount of the Fund’s obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

Restricted and Illiquid Securities

Although each Fund will invest primarily in publicly traded securities, it may invest a portion of its assets (generally, no more than 15% of its value) in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the Securities Act, which is designed to further facilitate efficient trading among eligible institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. A Fund will be eligible to purchase securities in Rule 144A transactions if and when it owns at least $100 million of securities of unaffiliated issuers. To the extent privately placed securities held by the Fund qualify under Rule 144A, and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity. A Fund may adopt procedures under which certain Rule 144A securities will not be deemed to be illiquid, if certain criteria are satisfied with respect to those securities and the market therefor. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered by the Fund to be restricted. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States. Repurchase agreements with maturities of more than seven days will be treated as illiquid.

Borrowings, Leverage and Preferred Shares

Each Fund may (if SAAMCo determines such action to be appropriate), but does not currently intend to, borrow funds for investment purposes and/or issue debt securities or preferred shares in an aggregate amount of approximately 33 1/3% of its total assets to purchase additional securities. These practices are known as “leverage.” The Funds may borrow from banks and other financial institutions and may also borrow additional funds using such investment techniques as SAAMCo may from time to time determine. Changes in the value of a Fund’s investment portfolio, including securities bought with the proceeds of the leverage, will be borne entirely by the common stockholders of common stock. If there is a net decrease, or increase, in the value of a Fund’s investment portfolio, the leverage will decrease, or increase (as the case may be), the net asset value per share of common stock to a greater extent than if the Fund were not leveraged. During periods in which a Fund is using leverage, the fees paid to SAAMCo for advisory and administrative services and the Subadvisers for subadvisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of a Fund’s total assets, including the proceeds from the issuance of preferred shares and other leverage. Although a Fund is able to issue preferred shares in an amount up to 50% of its total assets, the Funds anticipate that it would not offer preferred shares representing more than 33 1/3% of a Fund’s total assets immediately after the issuance of the preferred shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund is not permitted to (i) issue preferred shares, unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding preferred shares or (ii) issue any senior security representing indebtedness of a Fund, unless immediately after such issuance the value of the Fund’s total assets is at least 300% of the face amount of such indebtedness. In addition, in the event that a Fund does issue any preferred shares or senior securities representing indebtedness, the Fund will not be able to (i) pay dividends or declare any other distribution on any preferred stock or the common stock unless at the time of declaration of dividend or other distribution the value of the Fund’s total assets is at least 200% of the liquidation value of preferred shares after giving effect to the dividend or other distribution or (ii) pay dividends or declare any other distribution on any senior security representing indebtedness or the common stock unless at the time of declaration of a dividend or other distribution the value of the Fund’s total assets is at least 300% of the face amount of such indebtedness after giving effect to the dividend or other distribution.

Fundamental Investment Policies

The fundamental investment policies of FGF and FGI are discussed on page [    ] of this Combined Prospectus/Proxy Statement.

MANAGEMENT OF THE FUNDS

Directors And Officers

A Board of Directors (the “Board”) is responsible for the overall management of each Fund, including supervision of the duties performed by SAAMCo. Each Fund’s charter (“Charter”) provides that the Board will be divided into three classes, as determined by the Board, each of which will serve for three years, with one class being elected each year. Each year the term of office of one class expires. There are six directors of each Fund (the “Directors”). One of the Directors is an “interested person” (as defined in the 1940 Act) of the Fund. Directors who are deemed “interested persons” (as that term is defined in Section 2(a)(19) of the 1940 Act) of a respective Fund or SAAMCo, are referred to as “Interested Directors.” Directors who are not interested persons as described above are referred to herein as “Independent Directors.”

The Directors of each Fund are responsible for the overall supervision of the operation of the Fund and perform various duties imposed on directors of investment companies by the 1940 Act and under each Fund’s Charter. Directors and officers of the Fund also are directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo and other affiliates of SAAMCo. SAAMCo permits its officers and employees, if elected, to serve as directors or officers of the Funds without compensation.

FGF and FGI have identical Directors and officers. The following table lists the Directors and officers of each Fund, their dates of birth, current position(s) held with the Fund, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships held outside of the Fund Complex. Unless otherwise noted, the address of each Director and officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

Independent Directors

Name and Date of Birth*	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorship(s) Held by Director During the Past Five Years(3)
Dr. Judith L. Craven DOB: October 6, 1945	Director	Current term expires in 2013; Director since 2005	Retired.	76	Director, Belo Corporation (1992 to Present); Director, Sysco Corporation (1996 to Present); Director, Luby’s Inc. (1998 to Present).

William F. Devin DOB: December 30, 1938	Director	Current term expires in 2012; Director since 2005	Retired.	76	Director, Boston Options Exchange (2001 to 2010).

Richard W. Grant DOB: October 25, 1945	Director	Current term expires 2014; Director since 2011	Retired. Attorney and partner at Morgan Lewis & Bockius LLP (1989 to 2011).	28	None

Stephen J. Gutman DOB: May 10, 1943	Director	Current term expires in 2014; Director since 2005	Vice President and Associate Broker, Corcoran Group (Real Estate) (2003 to Present); Managing Member, Beau Brummell - SoHo LLC (licensing of menswear specialty retailing) (1995 to 2009); President, SJG Marketing Inc. (2009 to Present).	37	None

William J. Shea DOB: February 9, 1948	Director	Current term expires in 2013; Director since 2005	Executive Chairman, Lucid, Inc. (medical technology and information) (2007 to Present); Managing Partner, DLB Capital, LLC (private equity) (2006 to 2007).	37	Chairman of the Board, Royal and SunAlliance U.S.A., Inc. (2004 to 2006); Director, Boston Private Financial Holdings (2004 to Present); Chairman, Demoulas Supermarkets (1999 to Present).

Interested Director

Name and Date of Birth*	Position(s) Held with Fund	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorship(s) Held by Director During the Past Five Years(3)
Peter A. Harbeck(4) DOB: January 23, 1954	Director	Current term expires in 2014; Director since 2005	President, CEO and Director, SAAMCo (1995 to Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993 to present); Chairman, Advisor Group (2004 to Present).	85	None

Officers

Name and Date of Birth*	Position(s) Held with Fund	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorship(s) Held by Director During the Past Five Years(3)
John T. Genoy DOB: November 8, 1968	President and Chief Executive Officer	2007 to Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Donna M. Handel DOB: June 25, 1966	Treasurer	2005 to Present	Senior Vice President, SAAMCo (2005 to Present).	N/A	N/A

James Nichols DOB: April 7, 1966	Vice President	2005 to Present	Director, President and CEO, SACS (2006 to Present); Senior Vice President, SACS (2002 to 2006); Senior Vice President, SAAMCo (2002 to Present).	N/A	N/A

Name and Date of Birth*	Position(s) Held with Fund	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorship(s) Held by Director During the Past Five Years(3)
Gregory N. Bressler DOB: November 17, 1966	Chief Legal Officer and Secretary	2005 to Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present).	N/A	N/A

Katherine Stoner DOB: 1956	Chief Compliance Officer	2011 to Present	Vice President, SAAMCo (May 2011 to Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 to Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 to Present).	N/A	Director, American General Distributors, Inc. (2006 to 2011).

Gregory R. Kingston DOB: January 18, 1966	Vice President and Assistant Treasurer	2005 to Present	Vice President, SAAMCo (2001 to Present).	N/A	N/A

Nori L. Gabert DOB: August 15, 1953	Vice President and Assistant Secretary	2005 to Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present).	N/A	N/A

*	The business address for each Director and officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)	Directors serve three-year terms until their successors are duly elected and qualify.
(2)

The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or an investment adviser that is an affiliated person of SAAMCo. The Fund Complex includes FGF (1 fund), FGI (1 fund), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (11 funds), Anchor Series Trust (9 funds), SunAmerica Specialty Series (7 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (33 funds), VALIC Company II (15 funds), SunAmerica Series

Trust (35 funds) and Seasons Series Trust (21 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Mr. Harbeck is considered to be an Interested Director, as defined in the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo and Director of SACS.

Qualifications and Experience of Directors

Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, SAAMCo, the subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the Funds and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Independent Directors

Dr. Judith L. Craven. Dr. Craven has served as a Director or Trustee in the Fund Complex since 2004. She currently serves as Director of the Funds and as a director/trustee with respect to 76 of the funds in the Fund Complex. In addition, she has more than 25 years of executive and business experience in various industries. Dr. Craven also has corporate governance experience serving on the Boards of Directors of several public companies for more than 10 years.

William F. Devin. Mr. Devin has served as a Director or Trustee in the Fund Complex since 2001. He currently serves as Director of the Funds and as a director/trustee with respect to 76 of the funds in the Fund Complex. In addition, he has more than 30 years of business and executive experience primarily in the financial services industry, including with Fidelity. Mr. Devin also has corporate governance experience from his prior service on the Board of Directors of the Boston Options Exchange.

Richard W. Grant. Mr. Grant has served as a Director or Trustee in the Fund Complex since March 2011, and has served as a Director and Chairman of the Boards of the Funds since April 2011. In addition, he currently serves as a director/trustee with respect to 28 of the funds in the Fund Complex. Mr. Grant has more than 25 years of business and corporate governance experience serving as legal counsel to a number of registered investment companies and/or their independent directors/trustees, including to the Independent Directors of the Funds.

Stephen J. Gutman. Mr. Gutman has served as a Director or Trustee in the Fund Complex since 1985. He currently serves as Director of the Funds and as a director/trustee with respect to 37 of the funds in the Fund Complex. In addition, he has more than 20 years of business and executive experience in the real estate and licensing industries.

William J. Shea. Mr. Shea has served as a Director or Trustee in the Fund Complex since 2004. He currently serves as Director of the Funds and as a director/trustee with respect to 37 of the funds in the Fund Complex. In addition, he has more than 20 years of business and executive experience primarily in the financial services industry. In addition, Mr. Shea has approximately 19 years of audit and accounting-related experience as a certified public accountant at a leading accounting firm. Mr. Shea also has corporate governance and audit committee experience serving on the Board of Directors and Audit Committees of several public companies, including serving as Chairman of the Board of Directors of Royal and SunAlliance U.S.A., Inc. for two years.

Interested Director

Peter A. Harbeck. Mr. Harbeck has served as a Director or Trustee in the Fund Complex since 1995. He currently serves as a director or trustee of 85 of the funds in the Fund Complex. In addition, he has served as President, CEO and Director of SAAMCo since 1995, Director of SACS since 1993 and as Chairman of the Advisor Group since 2004.

Board Leadership Structure

Overall responsibility for oversight of the Funds rests with the Boards. The Funds have engaged SAAMCo and the subadvisers to manage the Funds on a day-to day basis. The Boards are responsible for overseeing SAAMCo and the subadvisers and any other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Funds’ Charter and bylaws, and each Fund’s investment objectives and strategies. Each Board is presently composed of six members, five of whom are Independent Directors. Each Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Directors also meet at least quarterly in executive session, at which no Interested Directors of the Funds are present. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Currently, Mr. Grant, an Independent Director, serves as Chairman of each Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SAAMCo, officers, attorneys, and other Directors generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.

The Boards have each established four committees, i.e., Audit Committee, Nomination and Compensation Committee, Ethics Committee, and Governance Committee (each, a “Committee”) to assist them in the oversight and direction of the business and affairs of the Funds, and from to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters.

The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their Charters, which includes a review of their responsibilities and operations.

The Governance Committee and each Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. Each Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

Board Oversight of Risk Management

The Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Boards’ general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SAAMCo, which carries out the Funds’ investment management and business affairs, and also by the Funds’ subadvisers and other service providers in connection with the services they provide to the Funds. Each of SAAMCo, the subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Funds, the Boards, directly and/or through a Committee, interact with and review reports from, among others, SAAMCo, the subadvisers and the Funds’ other service providers (including the Funds’ custodian and transfer agent), the Funds’ Chief Compliance Officer, the independent registered public accounting firm for the Funds, legal counsel to the Funds, and internal auditors for SAAMCo or its affiliates, as appropriate, relating to the operations of the Funds. The Boards recognize that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Boards may, at any time and in its discretion, change the manner in which they conduct risk oversight.

Committees of the Board

Audit Committee

Each Fund’s Board has established an Audit Committee, which is charged with selecting, overseeing and setting the compensation of the Fund’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent registered public accounting firm for each Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for SAAMCo and certain control persons of SAAMCo. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters. The members of each Fund’s Audit Committee are Messrs. Devin, Grant, Gutman and Shea and

Dr. Craven, with Mr. Shea serving as Chairman. The Audit Committee of each Fund met 5 times during the fiscal year ended December 31, 2010.

The Board of each Fund has adopted an Audit Committee Charter. A copy of the Audit Committee Charter is available on the Funds’ website, www.sunamericafunds.com.

Nomination and Compensation Committee

Each Fund’s Board has established a Nomination and Compensation Committee (the “Nominating Committee”), which is responsible for, among other things, interviewing, evaluating and recommending candidates for board membership and reviewing the compensation of the Board and its committee members. The members of the Nominating Committee are Messrs. Devin, Gutman and Shea, with Mr. Gutman serving as Chairman. The Nominating Committee of each Fund met 3 times during the fiscal year ended December 31, 2010.

Each Nominating Committee will consider nominees recommended by Shareholders if required by law to do so. Any such recommendation must contain sufficient background information concerning the candidate to enable the Nominating Committee to make a proper judgment as to the candidate’s qualifications. The Nominating and Compensation Committee, however, will not be required to solicit recommendations from a Fund’s shareholders. In order to recommend a nominee, a Shareholder should send a letter to the chairperson of each Fund’s Nominating Committee, Mr. Stephen J. Gutman, c/o the Secretary of the Fund at SAAMCo, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311 and indicate on the envelope “Nominating Committee.” The Shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by Shareholders. In addition, such letter shall set forth (i) the age, business address and residence address of such nominee (ii) the class, series and number of any Shares of stock of the Fund that are beneficially owned by such nominee, (iii) the date such Shares were acquired and the investment intent of such acquisition, (iv) whether such Shareholder believes any such nominee is, or is not, an “interested person” of the Fund, as defined in the 1940 Act, and the rules promulgated thereunder and information regarding such nominee that is sufficient, in the discretion of the Board or the Nominating Committee or any authorized officer of each of the Funds, to make such determination and (v) all other information relating to such nominee that is required to be disclosed in solicitations of proxies for election of Directors in an election contest (even if an election contest is not involved), or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the rules adopted thereunder (including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a Director if elected).

Each Fund’s Nominating Committee has not established specific, minimum qualifications that must be met by an individual for the Nominating Committee to recommend that individual for nomination as a director. In seeking candidates to consider for nomination to fill a vacancy on the Boards, or when each Fund’s Nominating Committee deems it desirable to select a new or additional director, each Nominating and Compensation Committee expects to seek referrals from a variety of sources, including current directors, management of the Funds and counsel to the Funds. Each Nominating Committee may also engage a search firm to identify or evaluate or assist in identifying or evaluating candidates.

In evaluating candidates for a position on the Board, each Fund’s Nominating Committee considers a variety of factors, including, as appropriate:

(i)	the candidate’s knowledge in matters relating to the mutual fund industry;

(ii)	any experience possessed by the candidate as a director or senior officer of public companies;

(iii)	the candidate’s educational background;

(iv)	the candidate’s reputation for high ethical standards and personal and professional integrity;

(v)	any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications;

(vi)	the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board;

(vii)	the candidate’s ability to qualify as an Independent Director for purposes of the 1940 Act, the candidate’s independence from Fund service providers and the existence of any other relationships that might give rise to conflict of interest or the appearance of a conflict of interest;

(viii)	the candidate’s age relative to any Fund age limitation on nominations; and

(ix)	such other factors as the Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other transitions (e.g., whether or not a candidate is an “audit committee financial expert” under the federal securities laws).

In addition, each Nominating Committee will, in evaluating candidates for a position on the Board, consider and act in accordance with the Board’s policy that prohibits Board members from simultaneously serving on the board of directors or trustees of another investment company while serving on the Board of a Fund (other than on the boards of directors or trustees of funds within the Fund Complex).

Overall, each Fund’s Nominating Committee will seek to identify the most qualified candidates, and in doing so may consider the above factors, or such others factors as it may identify from time to time, as it deems appropriate in its sole discretion. For example, each Fund’s Board, in its sole discretion, may consider how the candidate would complement the existing diversity of the Board, and would contribute to the Board as a whole, both in terms of viewpoint, professional experience, education, skills and other individual qualities and attributes, as well as in terms of race, gender, national origin, culture and geography. Prior to making a final recommendation to the Board, the Nominating Committee may conduct personal interviews with the candidates it concludes are the most qualified. Any candidates recommended by Shareholders will be evaluated in the same manner.

The Board of each Fund has adopted a Nominating Committee Charter. A copy of the Nominating Committee Charter is not available on the Funds’ website, but was included in the Funds’ proxy statement for their 2010 Annual Shareholder Meetings.

Ethics Committee

Each Fund’s Board has established an Ethics Committee, which is responsible for, among other things, applying the Code of Ethics applicable to the Fund’s Principal Executive Officer and Principal Accounting Officer (the “Code”) to specific situations in which questions are presented to it and has the authority to interpret the Code in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Code, as appropriate. The members of the Ethics Committee are Messrs. Gutman and Shea, and Dr. Craven, who serves as Chairwoman. The Ethics Committee of each Fund met 2 times during the fiscal year ended December 31, 2010.

Governance Committee

Each Fund’s Board has established a Governance Committee, which is responsible for, among other things, reviewing and making recommendations with respect to the size and composition of the Board and its committees and monitoring and evaluating the functioning of the committees of the Board. The members of the Governance Committee are Messrs. Devin, Gutman and Shea, with Mr. Devin serving as Chairman. The Governance Committee of each Fund met 2 times during the fiscal year ended December 31, 2010.

Board and Committee Meetings

Each Fund’s Board met 10 times during the fiscal year ended December 31, 2010 and each committee met several times during its last fiscal year, as described above. Each Director attended at least 75% of the Board and committee meetings on which that Director serves held during each Fund’s last fiscal year. The Funds do not have a policy regarding Board members’ attendance at annual shareholder meetings or special meetings and two Directors attended the 2010 Annual Shareholder Meetings.

Director Beneficial Ownership of Shares of the Funds

The following table shows the dollar range of equity securities owned beneficially by the Directors of FGF and FGI in (i) the Funds and (ii) any registered investment companies overseen by the Director within the same family of investment companies as the Funds, as of December 31, 2010.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies(1)
Independent Directors
Jeffrey S. Burum (2)	FGF – None FGI – None	Over $100,000
Dr. Judith L. Craven	FGF – None FGI – None	None
William F. Devin	FGF – None FGI – None	Over $100,000
Samuel M. Eisenstat (3)	FGF – $10,001 - $50,000 FGI – None	$10,001 -$50,000
Richard W. Grant (4)	FGF – None FGI – None	None
Stephen J. Gutman	FGF – None FGI – None	$1 - $10,000
William J. Shea	FGF – None FGI – None	None
Interested Director
Peter A. Harbeck	FGF – None FGI – None	Over $100,000

(1)	The term “Family of Investment Companies” means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies includes FGF (1 fund), FGI (1 fund), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (11 funds), Anchor Series Trust (9 funds), SunAmerica Specialty Series (7 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 funds) and Seasons Series Trust (21 funds).
(2)	Mr. Burum resigned from the Boards effective May 16, 2011.
(3)	Mr. Eisenstat retired from the Boards effective as of the close of business on March 31, 2011.
(4)	Mr. Grant’s service on the Boards commenced on April 1, 2011; he did not own equity securities in the Funds, or in any registered investment companies within the same family of investment companies as the Funds, as of December 31, 2010 or at the time of his appointment to the Boards on April 1, 2011.

Compensation of Directors and Officers

The following table sets forth certain information regarding the compensation of each Fund’s Independent Directors for the fiscal year ending December 31, 2010. Each Fund pays the fees and expenses of the Independent Directors. The Interested Director receives no compensation from the Funds. Independent Directors receive an annual amount of [$5,250 ($7,875 for the Chairman of the Fund)] for serving as an Independent Director for each Fund. The Directors also receive fees for attending meetings of the Audit Committee and Special Meetings of the Board. Officers of the Fund receive no direct remuneration in such capacity from the Fund.

The compensation table does not show retirement or pension benefits because FGF and FGI do not participate in the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”), which has been adopted by certain of the funds in the Fund Complex, and, therefore, FGF and FGI do not accrue any expenses related to the Retirement Plan.

Compensation Table

Name of Director	Aggregate Compensation from each Fund	Aggregate Compensation From the Fund Complex Paid to Directors
Jeffrey S. Burum(1)	$10,331 – FGF $8,190 – FGI	$108,167
Samuel M. Eisenstat(2)	$14,683 – FGF $11,571 – FGI	$195,800
Stephen J. Gutman	$10,205 – FGF $8,131 – FGI	$142,000
William F. Devin	$15,318 – FGF $13,183 – FGI	$302,067
Dr. Judith L. Craven	$10,201 – FGF $8,129 – FGI	$249,567
William J. Shea	$8,467 – FGF $7,369 – FGI	$143,700
Richard W. Grant(3)	None – FGF None – FGI	None

(1)	Mr. Burum resigned from the Boards effective May 16, 2011.
(2)	Mr. Eisenstat retired from the Boards effective as of the close of business on March 31, 2011.
(3)	Mr. Grant’s service on the Boards commenced on April 1, 2011; therefore, he was not compensated as a Director for the fiscal year ending December 31, 2010.

Code of Ethics

Each Fund and SAAMCo have adopted a written Code of Ethics (the “SAAMCo Code”), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by “Access Persons” thereof. An Access Person is defined in the SAAMCo Code as: (1) any trustee, director, officer, general partner or advisory person of the Fund or SAAMCo; (2) any director or officer of SACS who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the review officer as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by SAAMCo, (ii) initial public offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, and (vi) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Fund. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute’s Advisory Panel. SAAMCo reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the SAAMCo Code by Access Persons of the Fund or SAAMCo during the quarter.

The Subadvisers have each adopted a written Code of Ethics, and have represented that the provisions of such Codes of Ethics comply with the requirements of Rule 17j-1 under the 1940 Act. Further, the Subadvisers report to SAAMCo on a quarterly basis as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Fund insofar as such violations related to the Fund. In turn, SAAMCo reports to the Board of Directors as to whether there were any violations of such Codes by Access Persons of the Fund or SAAMCo.

The code of ethics can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1 800-SEC-0330 for information on the operation of the public reference room); on the EDGAR Database on the Securities and Exchange Commission’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing the Securities and Exchange Commission’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. Each Fund has adopted policies and procedures for the voting of proxies relating to Fund securities (the “Policies”). The Policies were drafted according to recommendations by SAAMCo and an independent proxy voting agent. The Policies enable the Fund to vote proxies in a manner consistent with the best interests of the Fund and the Fund’s shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Fund proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of the Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person with respect to the investment adviser who oversees subadvisers (with respect to Funds, the investment discretion over which is delegated to a subadviser) or their designees.

The Proxy Voting Committee has engaged the services of an independent voting agent to assist in issue analyses, vote recommendations for proxy proposals, and to assist each Fund with certain responsibilities including recordkeeping of proxy votes.

Each Fund is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular social agenda. The Funds generally will abstain on “social issue proposals” as described herein.

In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Boards had determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the particular Fund. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.

Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain vote items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on guidance or a recommendation from the independent proxy voting agent or other sources. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Funds’ respective shareholders.

Examples of the Funds’ Positions on Voting Matters. Consistent with the approaches described above, the following are examples of each Fund’s voting positions on specific matters:

•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote on a case-by-case basis regarding merger and acquisition matters;

•	Not vote proxies for index funds/portfolios and passively managed funds/portfolios;[1]

•	Not vote proxies for securities that are out on loan;[2]

•	Vote on a case-by-case basis on equity compensation plan

[1]

The Board has determined that the costs of voting proxies for index and passively managed funds will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Funds retain a particular security. That is, the Funds will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index fund, the Funds will make a determination to retain or sell a security based on whether the index retains or deletes the security.

[2]

The Boards of the investment adviser’s funds that have approved the lending of portfolio securities have determined that the costs of voting proxies with respect to securities that are out on loan generally outweigh any benefit that may be achieved by the voting of such proxies. The costs of voting such proxies include the opportunity cost of lost securities lending income when securities are recalled from a loan. However, under certain circumstances, including where the investment adviser and/or subadviser to a Fund determines that a proxy vote is materially important to the Fund’s interest and where it is feasible to recall the security on a timely basis, the investment adviser will use its reasonable efforts to recall the security.

Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the policies or recommendations of the independent proxy voting agent.

However, if a situation arises where a vote presents a conflict between the interests of a Fund’s shareholders and the interest of the investment adviser, such Fund’s principal underwriter, or one of SAAMCo’s or the underwriter’s affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with one Director who is not an “interested person,” as that term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Fund votes in the best interest of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for any determination to vote in a non-uniform or contrary manner, as well as, for ensuring the maintenance of records for each proxy vote cast on behalf of the Funds. The independent proxy voting agent will maintain records of voting decisions for each vote cast on behalf of a Fund. The proxy voting record for the twelve-month period ended June 30, 2010 is available on the SEC’s website at http://www.sec.gov.

Board Reporting. The Funds’ Chief Compliance Officer will provide a summary report at each quarterly meeting of the Boards which describes any Proxy Voting Committee meeting(s) held during the prior quarter.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, serves as the investment adviser to the Funds. SAAMCo provides various administrative services and supervises the daily business of each Fund, and receives a management fee as compensation for its services. SAAMCo is a wholly owned subsidiary of SAFG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the U.S. and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities.

SAAMCo provides investment advice and management services to mutual funds and private accounts. As of June 30, 2011, SAAMCo managed, advised or administered assets of more than $45.3 billion.

Pursuant to its investment advisory agreement (“Advisory Agreement”) with each Fund, SAAMCo oversees the administration of certain aspects of the business and affairs of the Fund, and selects, contracts with and compensates the Subadvisers to manage each Fund’s assets. SAAMCo monitors the compliance of the Subadvisers with the investment objective and related policies of each Fund, reviews the performance of the Subadvisers, and reports periodically on such performance to the Board of Directors. Pursuant to the Advisory Agreement, each Fund will pay SAAMCo a monthly fee at the annual rate of 1.00% of the average daily total assets of each Fund.

SAAMCo also serves as administrator to each Fund. Under the Administrative Services Agreement, SAAMCo is responsible for performing administrative services in connection with the operations of each Fund, subject to the supervision of the Fund’s Directors. For its services as administrator, SAAMCo is entitled to receive a monthly fee at the annual rate of 0.04% of the Fund’s average daily total assets.

Subadvisers

FGF

FGF is subadvised by Marsico Capital Management LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”, each a “Subadviser” and together, the “Subadvisers”). The Subadvisers are responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers, and negotiation of commission rates for their respective portions of the Fund. Each Subadviser is paid by SAAMCo a fee equal to a percentage of the average daily total assets of the Fund allocated to the Subadviser.

Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico is an independent, employee-owned registered adviser. As of June 30, 2011, Marsico had approximately $49.3 billion in assets under management.

BAMCO is a New York corporation located at 767 5th Avenue, 49th Floor, New York, New York 10153. BAMCO is a subsidiary of Baron Capital Group, Inc. (“BCM”). As of June 30, 2011, BCM had approximately $19.3 billion in assets under management.

Thomas F. Marsico, Chief Investment Officer of Marsico, is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap portion of FGF’s assets. Mr. Marsico has over 30 years of experience in the investment management field as a securities analyst and a portfolio manager.

Ronald Baron, Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Baron Capital Group, Inc. and its subsidiaries, is the portfolio manager for BAMCO and is primarily responsible for the day-to-day management of the small- and mid-cap portion of FGF’s assets. Mr. Baron has managed money for others on a discretionary basis since 1975. In 1982, he established Baron Capital, Inc. and was the founding portfolio manager of several Baron Mutual Funds. Mr. Baron graduated from Bucknell University with a B.A. in chemistry. Messrs. Marsico and Baron have served as portfolio managers of FGF since inception, and will serve as the Combined Fund’s portfolio managers following the Reorganization.

FGI

FGI’s subadvisers are Marsico Capital Management LLC (“Marsico”) and BlackRock Investment Management, LLC (“BlackRock”). The Subadvisers are responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates for their respective portions of the Fund. Marsico manages the large-cap growth portion of FGI, and Mercury manages the large-cap value portion of FGI.

Marsico is a Delaware limited liability company located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico is an independent, employee-owned registered adviser. As of June 30, 2011, Marsico had approximately $49.3 billion in assets under management.

BlackRock, located at 800 Scudders Mill Road, Plainsboro, New Jersey, 08536, is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock is a registered investment adviser and a commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $3.66 trillion in investment company and other assets under management as of June 30, 2011.

Thomas F. Marsico, Chief Investment Officer of Marsico, is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap growth portion of FGI’s assets. Mr. Marsico has over 30 years of experience in the investment management field as a securities analyst and a portfolio manager.

Robert C. Doll, Senior Managing Director, Chief Equity Strategist and, since 2006, head of the U.S. Large Cap Series equity team at BlackRock, is the portfolio manager for BlackRock and is primarily responsible for the day-to-day management of the large-cap value portion of FGI’s assets. Mr. Doll was President of Fund Asset Management, L.P. and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”), from 2001 to 2006. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Other Accounts Managed by the Portfolio Managers

The following table indicates the number of other accounts managed by each Portfolio Manager and the total assets in the accounts in each of the following categories as of December 31, 2010: Registered Investment Companies (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”). For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Fund	Advisers / Subadvisers	Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
			RIC	OPI	OA	RIC	OPI	OA
FGF	Marsico	Thomas F. Marsico	28 $17.3 Billion	15 $2.3 Billion	118(1) $12.9 Billion	0 N/A	0 N/A	0 N/A
FGF	BAMCO	Ronald Baron	7 $9.2 Billion	2 $36(3) Million	41 $747 Million	0 N/A	1(2) $60 Million	0 N/A
FGI	Marsico	Thomas F. Marsico	28 $17.3 Billion	15 $2.3 Billion	118(1) $12.9 Billion	0 N/A	0 N/A	0 N/A
FGI	BlackRock	Robert C. Doll	24 $16.9 Billion	9 $2.9 Billion	19 $2.4 Billion	0 N/A	1 $190 Million	0 N/A

(1)	One of these accounts is a wrap fee platform which includes approximately 5,967 underlying clients for total assets of approximately $2,348,195,827, and two of these accounts are model portfolios with total assets of approximately $1,868,386,005.
(2)	One account is a fund of funds.
(3)	One account has an advisory fee based on the account’s performance. This account is a “fund of funds” with assets of $59.5 million.

Potential Conflicts of Interest

As shown in the tables above, the portfolio managers are responsible for managing other accounts for other clients, (“Other Client Accounts”) in addition to the Fund. In certain instances, conflicts may arise in their management of the Fund and such Other Client Accounts. The portfolio managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among the Fund and such Other Client Accounts.

•

Trade Allocations. Conflicts may arise between the Fund and Other Client Accounts in the allocation of trades among the Fund and the Other Client Accounts, as the case may be. For example a subadviser and/or Portfolio Managers may determine that there is a security that is suitable for the Fund as well as for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the subadviser and/or Portfolio Managers may take “short” positions in Other Client Accounts with respect to securities held “long” within the Fund, or vice-versa, which may adversely affect the value of securities held by the Fund. Such ownership or different interests may cause a conflict of interest. The Funds and the subadvisers have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Funds and the subadviser believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Fund and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

•

Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Fund and Other Client Accounts may result in the Portfolio Managers devoting a disproportionate amount of time and attention to the management of the Fund and Other Client Accounts if the Fund and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, such competing interests for the time and attention of the Portfolio Managers are managed. Although the subadvisers do not track the time the Portfolio Managers spend on the Fund or a single Other Client Account, the subadvisers do periodically assess whether the Portfolio Managers have adequate time and resources to effectively manage all of such

Portfolio Managers’ accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Managers may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

•

Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, each subadviser’s Code of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the Codes of Ethics will eliminate such conflicts.

•	In addition to the potential conflicts noted above, the following information applies to the Portfolio Managers of the subadviser(s) as follows:

MARSICO

As indicated above, a portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different client-specific objectives or restrictions or for other reasons such as different cash flows. Accordingly, the performance of each account managed by a portfolio manager will vary.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.

BLACKROCK

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

BAMCO

Conflicts of interest could arise in connection with managing the Fund along with other Baron Funds and the accounts of other clients of BAMCO and of clients of BAMCO’s affiliated investment adviser, Baron Capital Management, Inc. (“BCM”). Because of market conditions, client investment restrictions, adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Fund and all clients at all times. BAMCO has joint trading policies and procedures designed to ensure that no fund or client is systematically given preferential treatment over time. The Fund’s Chief Compliance Officer monitors allocations for consistency with this policy and reports to the Board annually. Because an investment opportunity may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the funds and accounts of clients managed by BAMCO and its affiliate.

To the extent that the Fund’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among a fund and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may provide more revenue to BAMCO. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, BAMCO takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Funds and other accounts.

A conflict could also arise when the portfolio manager has an investment in one fund as opposed to another, or has a larger investment in one fund than in others he manages. BAMCO or its affiliate may also receive a performance-based fee with respect to certain accounts.

BAMCO believes that it has policies and procedures in place that address the Fund’s potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions and allocations of orders for execution to brokers), disclosure of confidential information and employee trading.

Portfolio Manager Compensation

MARSICO

The compensation package for portfolio managers of Marsico is structured as a combination of base salary (reevaluated at least annually), and periodic cash bonuses. Base salaries may be adjusted upward or downward depending on Marsico’s profitability. Bonuses are typically based on two other primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution. Exceptional individual efforts are typically rewarded through salary readjustments and through larger bonuses. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company. Equity interests are subject to the financial risks of Marsico’s business generally.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts, and other considerations.

BLACKROCK

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Due to Mr. Doll’s unique position (as Portfolio Manager, Chief Equity Strategist and head of the U.S. Large Cap Series equity team at BlackRock), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation. Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the applicable Lipper Funds classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Mr. Doll has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Mr. Doll has participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

BAMCO

Mr. Baron has an employment agreement that includes a fixed base salary, a fixed bonus and a performance bonus based on a percentage of the management fees earned on the funds he manages. The terms of his contract are based on Mr. Baron’s role as the Firm’s Founder, Chief Executive Officer and Chief Investment Officer, and his position as portfolio manager for the majority of the Firm’s assets under management. Consideration is given to Mr. Baron’s reputation, the long-term performance records of the funds under his management and the profitability of the Firm.

Portfolio Manager Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Portfolio Manager as of December 31, 2010.

Portfolio Manager	Dollar Range of Equity Securities in Fund
Thomas F. Marsico	FGF – None FGI – None
Robert C. Doll	FGI - None
Ronald Baron	FGF – $100,001 — $500,000

Expenses of the Funds

SAAMCo is obligated to pay expenses associated with providing the services contemplated by the agreements to which it is a party, including compensation of and office space for its respective officers and employees connected with investment and economic research, trading and investment management and administration of each Fund. Except to the extent otherwise specified in those agreements, each Fund pays, or causes to be paid, all other expenses of each Fund, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; registration costs of each Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders’ and Directors’ meetings, and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of each Fund; postage; insurance premiums on property or personnel (including Officers and Directors) of each Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of each Fund’s operation.

Custodian and Transfer Agent

State Street Bank and Trust Co., P.O. Box 5607, Boston, MA 02110, serves as Custodian for each Fund and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Funds.

Computershare Trust Company, N.A., P.O. Box 43078 Providence, RI 02940, serves as the transfer agent of the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 1201 Louisiana, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for the Funds, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

Market Price of Shares

The shares of closed-end management investment companies often trade at a discount from their net asset value, and each Fund’s common stock may likewise trade at a discount from net asset value. The trading price of a Fund’s common stock may be less than the public offering price. The returns earned by common stock shareholders who sell their common stock below net asset value will be reduced.

Anti-Takeover Provisions

The Charter, as amended and restated, include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of each Fund or to change the composition of the Board of Directors, and could have the effect of depriving common stock shareholders of an opportunity to sell their common stock at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of a Fund. These provisions may have the effect of discouraging attempts to acquire control of a Fund, which attempts could have the effect of increasing the expenses of a Fund and interfering with the normal operation of a Fund. The Board of Directors is divided into three classes, with the term of one class expiring at each annual meeting of common stock Shareholders. At each annual meeting, one class of Directors is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Directors. A Director may be removed from office without cause only by a written instrument signed or adopted by two-thirds of the remaining Directors or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such Director and are entitled to vote on the matter.

The Fund’s Charter provides that the Fund may not merge with another entity, or sell, lease or exchange all or substantially all of its assets without the approval of at least 80% of the Directors and 80% of the affected shareholders, provided that if, in addition to approval by the Board of Directors, by a vote of at least 80% of the Continuing Directors (as defined in the Charter), approve a merger proposal, the affirmative vote of the holders of a majority of the votes entitled to be cast shall be sufficient to approve such proposal.

The Board of Directors has determined that provisions with respect to the Board of Directors and the 80% voting requirements described above, which voting requirements are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of common stock shareholders generally. Reference should be made to the Charter on file with the Securities and Exchange Commission for the full text of these provisions.

Distributions and Taxes

Each Fund qualified during its last taxable year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”) and intends to continue to so qualify until the respective Reorganization occurs. This qualification relieves the Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. In order for the Fund to qualify as a regulated investment company, it must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income from an interest in a “qualified publicly traded partnership,” as defined in the Code; and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities of any issuer (other than U.S. Government securities and the securities of other regulated investment companies), of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.” For purposes of the diversification requirements described above, the outstanding voting securities of any issuer include the equity securities of a “qualified publicly traded partnership.” If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

The Fund has adopted a distribution policy (the “Distribution Policy”) under which the Fund will pay level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter as described below. The Distribution Policy and the dividend distribution rate may be terminated or modified at any time. The Fund intends to pay a level quarterly amount in each of the first three quarters of the calendar year and increase, if necessary, the amount payable for the fourth quarter to an amount expected to satisfy the minimum distribution requirements of the Code. Each quarter the Board will review the amount of any potential dividend distribution and the income, capital gains and capital available. The Securities and Exchange Commission issued an order to the Fund and SAAMCo granting exemptive relief from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, to permit the Fund to make multiple long-term capital gains distributions per year under the Distribution Policy. A portion of the dividend distribution may be treated as ordinary income (derived from short-term capital gains) and qualifying dividend income for individuals. If the total distributions made in any calendar year exceed investment company taxable income and net capital gains, such excess distributed amounts would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distributions would constitute capital gains (assuming the shares are held as capital assets). A return of capital represents a return of a shareholder’s investment in the Fund and should not be confused with “yield,” “income” or “profit.”

The final determination of the source of all dividend distributions for a particular year is made after year-end. The payment of dividend distributions in accordance with the Distribution Policy may result in a decrease in the Fund’s net assets. A decrease in the Fund’s net assets may cause an increase in the Fund’s annual operating expenses and a decrease in the Fund’s market price per share to the extent the market price correlates closely to the Fund’s net asset value per share. The Distribution Policy may also negatively affect the Fund’s investment activities to the extent that the Fund is required to hold larger cash positions than it typically would hold or to the extent that the Fund must liquidate securities that it would not have sold, for the purpose of paying the dividend distribution. The Distribution Policy may, under certain circumstances, result in the amounts of taxable distributions to exceed the levels required to be distributed under the Code (i.e., to the extent the Fund has capital losses in any taxable year, such losses may be carried forward to reduce the amount of capital gains required to be distributed in future years; if distributions in a year exceed the amount minimally required to be distributed under the tax rules, such excess will be taxable as ordinary income to the extent loss carryforwards reduce the required amount of capital gains in that year).

The Fund’s Board has the right to amend, suspend or terminate the Distribution Policy at any time. The amendment, suspension or termination of the Dividend Distribution Policy could have a negative effect on the Fund’s market price per share. Shareholders of shares of the Fund held in taxable accounts who receive a dividend distribution (including shareholders who reinvest in shares of the Fund pursuant to the Fund’s dividend reinvestment policy) must adjust the cost basis to the extent that a dividend distribution contains a nontaxable return of capital. Investors should consult their tax adviser regarding federal, state and local tax considerations that may be applicable in their particular circumstances.

Under current law, certain income distributions paid by a Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period and other requirements are satisfied by the common stock shareholder and the Fund and the dividends are attributable to qualified dividend income received by the Fund itself. For this purpose, “qualified dividend income” means dividends received by the Fund from United States corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2012. Thereafter, the Fund’s dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

A dividend paid by a Fund to a common stock shareholder will not be treated as qualified dividend income of the common stock shareholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

An investor should be aware that, if common stock is purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend, and the investor then would receive a taxable distribution likely to reduce the trading value of such common stock, in effect resulting in a taxable return of some of the purchase price.

An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

The foregoing briefly summarizes some of the important federal income tax consequences to common stock shareholders of investing in common stock of the Funds, reflects the federal tax law as of the date of this Combined Prospectus/Proxy Statement, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

SUBJECT TO COMPLETION, DATED SEPTEMBER 30, 2011

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

SUNAMERICA SPECIALTY SERIES

SUNAMERICA FOCUSED ALPHA GROWTH FUND

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND

PART B

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2011

This Statement of Additional Information (the “Reorganization SAI”) relates to the proposed reorganization of the SunAmerica Focused Growth Fund, Inc. (“FGF” or a “Target Fund”) and SunAmerica Focused Large-Cap Fund, Inc. (“FGI” or a “Target Fund”) into the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund (each, an “Acquiring Fund,” and together, the “Acquiring Funds”), respectively, each a series of SunAmerica Specialty Series, a Delaware statutory trust (the “Trust”) (each, a “Reorganization,” and together, the “Reorganizations”).

This Reorganization SAI contains information which may be of interest to shareholders of each Target Fund relating to a Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated [            ], 2011 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of the assets of each Target Fund in exchange for the assumption of liabilities of such Target Fund and Class A shares of a corresponding Acquiring Fund. Each Target Fund will distribute the corresponding Acquiring Fund Class A shares it receives to its shareholders in complete liquidation of each Target Fund.

This Reorganization SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to an Acquiring Fund, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992 or by calling (800) 858-8850.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about the Target Funds and the Acquiring Funds	2
Financial Statements	2

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ADDITIONAL INFORMATION ABOUT

THE TARGET FUNDS AND THE ACQUIRING FUND

For each Acquiring Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Trust dated [            ], 2011 as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of each Target Fund for the fiscal year ended December 31, 2010 (Accession No. 0001327129-11-000002 (FGF) and Accession No. 0000950123-11-023595 (FGI) and (ii) the Semi-Annual Report to Shareholders of each Target Fund for the six months ended June 30, 2011 (Accession No. 0000950123-11-083068 (FGF) and Accession No. 0000950123-11-083059 (FGI), each of which has been filed with the Securities and Exchange Commission (the “SEC”). Each of these reports contains historical financial information regarding the Target Funds. The financial statements and the report of independent accountants therein are incorporated herein by reference.

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PART C

OTHER INFORMATION

Item 15.	Indemnification

Article VII, Section 3 of the Registrant’s Declaration of Trust provides as follows:

Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) for purposes of this Section 3 and Section 5 of this Article VII below, “agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(c) The Trust’s financial obligations arising from the indemnification provided herein or in the bylaws may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that, to the extent required under the 1940 Act, but only to such extent, either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(e) Any repeal or modification of this Article VII or adoption or modification of any other provision of this Declaration of Trust inconsistent with this Article VII shall be prospective only to the extent that such repeal, modification or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification or adoption.

(f) Notwithstanding any other provision of this Declaration of Trust to the contrary, any liability and/or expense against which any Covered Person is indemnified under this Section 3 and any advancement of expenses that any Covered Person is entitled to be paid under paragraph (d) above shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Covered Person therefor under this Article VII; provided that any such liability, expense or obligation may be

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allocated and charged by the Trustees between or among the Trust and/or any one or more Series (and Classes thereof) in such manner as the Trustees in their sole discretion deem fair and equitable.

Item 16.	Exhibits

(1)(a) Amended and Restated Certificate of Trust – Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 26, 2010.

(b) Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(c) Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(d) Amendment to Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on December 24, 2009.

(e) Amendment to Amended and Restated Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 26, 2010.

(f) Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on March 15, 2011.

(g) Amended and Restated Schedule A to the Declaration of Trust – Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on August 11, 2011.

(2)(a) By-Laws – Incorporated herein by reference to Registrant’s initial Form N-1A Registration Statement (File No. 333-111662) filed on December 31, 2003.

(b) Amendment No. 1 to the By-Laws – Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(c) Amendment No. 2 to the By-Laws – Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on December 24, 2009.

(3) None.

(4) Form of Agreement and Plan of Reorganization (included as Appendix A to the Combined Prospectus/Proxy Statement included in this Registration Statement).

(5) Instruments Defining Rights of Shareholders – Incorporated herein by reference to Exhibit (1) above.

(6)(a) Form of Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SunAmerica”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b) Form of Subadvisory Agreement between Registrant, SunAmerica and Trajectory Asset Management LLC (“Trajectory”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(c) Amendment to Subadvisory Agreement between Registrant, SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

(d) Amendment to Subadvisory Agreement between Registrant, SunAmerica and Trajectory (2010, 2015 and 2020 High Watermark Funds) – Incorporated herein by reference to Post-Effective Amendment No. 10 to

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Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2008.

(e) Investment Advisory and Management Agreement between Registrant and SunAmerica (Alternative Strategies Fund) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(f) Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC (“Pelagos Capital®”) (Alternative Strategies Fund) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(g) Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(h) Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP (“Wellington Management”) (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(i) Investment Advisory and Management Agreement between Registrant and SunAmerica (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund) – To be filed by amendment.

(j) Subadvisory Agreement between SunAmerica and BAMCO, Inc. (“BAMCO”) (SunAmerica Focused Alpha Growth Fund) – To be filed by amendment.

(k) Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC (“BlackRock”) (SunAmerica Focused Alpha Large-Cap Fund) – To be filed by amendment.

(l) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC (“Marsico”) (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund) – To be filed by amendment.

(7)(a) Form of Distribution Agreement between Registrant and SunAmerica Capital Services, Inc. (“SACS”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b) Form of Selling Agreement – Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on November 29, 2007.

(8)(a) Directors’/Trustees’ Retirement Plan, as amended – Incorporated herein by reference to Post Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(b) Amendment to SunAmerica Disinterested Directors’/Trustees’ Retirement Plan – Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(9) Master Custodian Contract – Incorporated herein by reference to Post Effective Amendment No. 42 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 24, 2006.

(10)(a) Form of Distribution Plan pursuant to Rule 12b-1 (2015, 2020 and 2025 High Watermark Funds and Alternative Strategies Fund Class A shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(b) Form of Distribution Plan pursuant to Rule 12b-1 (2015, 2020 and 2025 High Watermark Funds and Alternative Strategies Fund Class C shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(c) Form of Distribution Plan pursuant to Rule 12b-1 (SunAmerica Global Trends Fund Class A shares) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

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(d) Form of Distribution Plan pursuant to Rule 12b-1 (SunAmerica Global Trends Fund Class C shares) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(e) Amended and Restated Rule 18f-3 Plan – Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 23, 2008.

(f) Form of Distribution Plan pursuant to Rule 12b-1 (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund Class A Shares) – to be filed by amendment.

(g) Form of Distribution Plan pursuant to Rule 12b-1 (SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund Class C Shares) – to be filed by amendment.

(11)	Opinion and consent of Richards, Layton & Finger, P.A., special counsel for the Registrant.*

(12) (a)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the SunAmerica Focused Alpha Growth Fund, Inc. into the SunAmerica Focused Alpha Growth Fund, a series of the Registrant.*

(b)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the SunAmerica Focused Alpha Large-Cap Fund, Inc. into the SunAmerica Focused Alpha Large-Cap Fund, a series of the Registrant.*

(13) (a) Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(b) Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. (333-111662) filed on February 28, 2007.

(c) Form of Service Agreement between Registrant and SunAmerica Fund Services, Inc. – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(d) Form of Put Agreement among Registrant and Prudential Global Funding (“PGF”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(e) Form of amendments to Lookback Option Agreements between Registrant and PGF – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(f) Form of Indemnification Agreement by and between SACS, PGF and Prudential Financial, Inc. (“Prudential Financial”) – Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on June 22, 2004.

(g) Administrative and Shareholder Services Agreement between Registrant and SACS (2015 and 2020 High Watermark Funds Class I shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(h) Administrative and Shareholder Services Agreement between Registrant and SACS (Alternative Strategies Fund Class W shares) – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(i) Administrative and Shareholder Services Agreement between Registrant and SACS (SunAmerica Global Trends Fund Class W shares) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(j) Expense Limitation Agreement by and among Registrant, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Focused Series, Inc., SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica – Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(k) Form of Fee Waiver Agreement between Registrant and SunAmerica – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(l) Form of Fee Waiver Agreement between Registrant and SunAmerica (SunAmerica Global Trends Fund) – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on

4

Form N-1A (File No. 333-111662) filed on May 26, 2011.

(m) Form of Fee Waiver Agreement between SunAmerica and Pelagos Capital® – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(n) Form of Fee Waiver Agreement between SunAmerica and Wellington Management – Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on May 26, 2011.

(o) Amendment to Expense Limitation Agreement by and among Registrant, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Focused Series, Inc., SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica to be filed by amendment.

(p) Appointment of Agent for Service of Process – Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-111662) filed on February 27, 2009.

(q) Form of Indemnification Agreement between Registrant and each of the Independent Trustees – Incorporated herein by reference to Post-Effective Amendment No. 43 Registration Statement on N-1A (File No. 33-6502) of SunAmerica Income Funds filed on July 29, 2009.

(14)(a)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.*

(b)	Consent of Willkie Farr & Gallagher LLP.*

(15) None.

(16) Power of Attorney is included on the signature page.

(17)(a) Prospectus and Statement of Additional Information of SunAmerica Specialty Series, with respect to each of the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund, dated August 11, 2011 – Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on August 11, 2011.

(b) Financial statements, financial highlights and related report of the independent registered public accounting firm for SunAmerica Focused Alpha Growth Fund, Inc. for the year ended December 31, 2010 – Incorporated herein by reference to SunAmerica Focused Alpha Growth Fund, Inc. Annual Report to Shareholders, as filed on March 9, 2011 (File No. 811-21770).

(c) Financial statements, financial highlights and related report of the independent registered public accounting firm for SunAmerica Focused Alpha Large-Cap Fund, Inc. for the year ended December 31, 2010 – Incorporated herein by reference to SunAmerica Focused Alpha Large-Cap Fund, Inc. Annual Report to Shareholders, as filed on March 9, 2011 (File No. 811-21805).

(d) Financial statements and financial highlights for SunAmerica Focused Alpha Growth Fund, Inc. for the period ended June 30, 2011 – Incorporated herein by reference to SunAmerica Focused Alpha Growth Fund, Inc. Semi-Annual Report to Shareholders, as filed on September 7, 2011 (File No. 811-21770).

(e) Financial statements and financial highlights for SunAmerica Focused Alpha Large-Cap Fund, Inc. for the period ended June 30, 2011 – Incorporated herein by reference to SunAmerica Focused Alpha Large-Cap Fund, Inc. Semi-Annual Report to Shareholders, as filed on September 7, 2011 (File No. 811-21805).

(f) Form of Proxy Card.*

(g) Code of Ethics of SunAmerica, SACS and Registrant – Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-111283) of SunAmerica Series, Inc. filed on December 23, 2010.

(h) Code of Ethics for Trajectory - effective February 1, 2005 – Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on February 28, 2007.

(i) Code of Ethics for Pelagos Capital® – Incorporated herein by reference to Post-Effective Amendment No.

5

14 to Registrant’s Registration Statement on Form N-1A (File No. 333-111662) filed on September 19, 2008.

(j) Code of Ethics for Wellington Management – Incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-1A of SunAmerica Senior Floating Rate Fund, Inc. (File No. 333-32798) filed on April 29, 2011.

(k) Code of Ethics for BAMCO, Inc. – To be filed by amendment.

(l) Code of Ethics for BlackRock Investment Management, LLC – To be filed by amendment.

(m) Code of Ethics for Marsico Capital Management, LLC – To be filed by amendment.

*	Filed herewith.

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Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganizations within a reasonably prompt time after receipt of such opinions.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 30th day of September, 2011.

SUNAMERICA SPECIALTY SERIES (Registrant)

By:	/s/ John Genoy
John Genoy
President

Each person whose signature appears below hereby authorizes Peter A. Harbeck, Donna M. Handel, John T. Genoy, James Nichols, Gregory N. Bressler, Kathleen D. Fuentes, John E. McLean, Nori L. Gabert, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLES	DATE

/s/ Peter A. Harbeck (Peter A. Harbeck)	Trustee	September 30, 2011

/s/ Donna M. Handel (Donna M. Handel)	Treasurer (Principal Financial and Accounting Officer)	September 30, 2011

/s/ Richard W. Grant (Richard W. Grant)	Trustee	September 30, 2011

/s/ Stephen J. Gutman (Stephen J. Gutman)	Trustee	September 30, 2011

/s/ William F. Devin (William F. Devin)	Trustee	September 30, 2011

/s/ Dr. Judith L. Craven (Dr. Judith L. Craven)	Trustee	September 30, 2011

/s/ William J. Shea (William J. Shea)	Trustee	September 30, 2011

/s/ John Genoy (John Genoy)	President (Principal Executive Officer)	September 30, 2011

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

11	Opinion and consent of Richards, Layton & Finger, P.A.

12(a)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the SunAmerica Focused Alpha Growth Fund, Inc. into the SunAmerica Focused Alpha Growth Fund, a series of the Registrant.

12(b)	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, with respect to the reorganization of the SunAmerica Focused Alpha Large-Cap Fund, Inc. into the SunAmerica Focused Alpha Large-Cap Fund, a series of the Registrant.

14(a)	Consent of PricewaterhouseCoopers LLP.

14(b)	Consent of Willkie Farr & Gallagher LLP.

17(f)	Form of Proxy Card.